THE ORCHARD SERIES FUND

                               Financial Statements and Financial Highlights for
                                 the Six Months Ended April 30, 1999 and 1998

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                      ORCHARD       ORCHARD       ORCHARD       ORCHARD
                                            ORCHARD     ORCHARD        INDEX         INDEX       MONEY         PREFERRED     ORCHARD
                                           INDEX 500   INDEX 600      EUROPEAN      PACIFIC       MARKET         STOCK         VALUE
                                             FUND         FUND          FUND         FUND          FUND          FUND           FUND
                                          -----------  -----------   -----------  ------------   ----------   ------------ ---------
ASSETS:
Investments in securities, market value:(1)738,734,915  131,812,685 $ 122,762,837$ 110,934,168  $ 3,281,055  $ 4,876,500   2,126,503
Cash denominated in foreign currencies: (2)                               677,845      308,398
Cash                                                                      172,592       21,846        71,017      116,802     55,998
Dividends and interest receivable              689,255      71,057        554,159      354,900                     15,033      1,939
Subscriptions receivable                                                                86,088                      1,578
Receivables for investments sold             2,969,124   3,265,167      1,203,183    3,325,000
Variation margin on futures contracts                       36,345
                                            -----------  -----------   -----------  ------------   ----------   ----------- --------

Total assets                                742,393,294  135,185,254   125,370,616  115,030,400    3,352,072   5,009,913   2,184,440
                                            -----------  -----------   -----------  ------------   ----------   ----------- --------

LIABILITIES:
Due to GW Capital Management                   363,143      62,981        124,028      105,798      1,262         3,632       1,689
Redemptions payable                          1,022,288     594,741        632,180
Payables for investments purchased           2,156,086   3,429,904          1,564    3,388,436                                39,683
Variation margin on futures contracts           64,782                                  98,716
                                         -----------  -----------   -----------  ------------   ----------   ------------  --------

Total liabilities                         3,606,299   4,087,626        757,772    3,592,950         1,262         3,632      41,372
                                         -----------  -----------   -----------  ------------   ----------   ------------  --------

NET ASSETS                              738,786,995$ 131,097,628 $ 124,612,844$ 111,437,450  $ 3,350,810  $  5,006,281   $ 2,143,068
                                         ===========  ===========   ===========  ============   ==========   ============  ========

NET ASSETS REPRESENTED BY:
Capital stock, no par value                 530,057,210$ 126,923,398 $ 102,428,363$ 107,734,333  $ 3,350,810  $ 5,016,425  2,101,531
Net unrealized appreciation on investments
and translation
  of assets & liabilities denominated in    199,320,005  1,058,859     20,695,519    9,858,026                      5,064     29,669
foreign currencies
Undistributed (overdistributed) net          1,514,768     114,368       (441,931)       3,239                     19,347      9,662
investment income
Accumulated net realized gain (loss) on      7,895,012   3,001,003      1,930,893   (6,158,148)                   (34,555)     2,206
investments
                                            -----------  -----------   -----------  ------------   ----------   ----------- --------

NET ASSETS                                 738,786,995$ 131,097,628 $ 124,612,844$ 111,437,450  $ 3,350,810    5,006,281   2,143,068
                                           ===========  ===========   ===========  ============   ==========   =====================

NET ASSET VALUE PER OUTSTANDING SHARE       16.920$     11.3119 $     15.2006$      9.9578  $      1.0000$      9.9927  $    10.1544
                                            ===========  ===========   ===========  ============   ==========   =========== ========
     (Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING:        43,661,972   11,589,382     8,197,916   11,190,945     3,350,810     500,994     211,049


(1)  Cost of investments in securities:     539,400,169  130,955,637   102,054,895  101,131,192    3,281,055   4,871,436   2,096,834
(2)  Cost of cash denominated in foreign                                  690,268      310,199
currencies:

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999

----------------------------------------------------------------------------------------------------------------------------------

                                                                               ORCHARD    ORCHARD    ORCHARD    ORCHARD
                                                      ORCHARD      ORCHARD      INDEX    INDEX      MONEY      PREFERRED  ORCHARD
                                                     INDEX 500    INDEX 600   EUROPEAN    PACIFIC     MARKET     STOCK     VALUE
                                                        FUND        FUND        FUND        FUND       FUND      FUND      FUND
                                                     -----------  ---------- ----------- ---------- ---------- --------------------
INVESTMENT INCOME:

    Interest                                           161,579      42,943     60,804       74,235    82,855     25,563    2,636
    Dividends                                        4,414,099     419,654    902,956      628,863              118,698   22,544
    Foreign withholding tax                             (6,660)       (185)   (74,684)     (48,418)                          (36)
                                                     -----------  ---------- ----------- ---------- ---------- --------------------

       Total income                                  4,569,018     462,412    889,076      654,680    82,855    144,261   25,144
                                                     -----------  ---------- ----------- ---------- ---------- --------------------

EXPENSES:
    Salaries                                                                    3,907        3,907     3,907
    Legal and SEC fees                                                         17,017       23,524       199
    Directors' fees                                                               217          154         7
    Audit fees                                                                  6,322        6,322     1,806
    Investment administration                                                 103,404      103,404    26,975
    Bank and custodial fees                                                    35,918       30,583     1,278
    Other expenses                                                             20,697       17,980       102
    Management fee                                   2,057,146     311,273    599,608      460,370     3,298     21,310    9,766
                                                     -----------  ---------- ----------- ---------- ---------- --------------------

       Total expenses                                2,057,146     311,273    787,090      646,244    37,572     21,310    9,766

Less amount reimbursed by GW Capital Management                                67,561       93,800    29,986
                                                     -----------  ---------- ----------- ---------- ---------- --------------------

       Net expenses                                  2,057,146     311,273    719,529      552,444     7,586     21,310    9,766
                                                     -----------  ---------- ----------- ---------- ---------- --------------------

NET INVESTMENT INCOME                                2,511,872     151,139    169,547      102,236    75,269    122,951   15,378
                                                     -----------  ---------- ----------- ---------- ---------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments          6,591,240    2,883,025  1,930,893   (3,664,561)             43,799    2,206
    Net realized gain on futures contracts           2,022,579     117,978                 360,150
    Change in net unrealized appreciation            123,238,908  1,066,044  10,148,232  25,573,469             (71,998) 250,111
    (depreciation) on investments
    Change in net unrealized appreciation             (575,866)    201,811                  56,851
    (depreciation) on futures contracts
                                                     -----------  ---------- ----------- ---------- ---------- --------------------

       Net change in realized and unrealized
       appreciation (depreciation)                   131,276,861  4,268,858  12,079,125  22,325,909             (28,199) 252,317
       on investments                                                                               0
                                                     -----------  ---------- ----------- ---------- ---------- --------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS 133,788,733  4,419,997  12,248,672  22,428,145   75,269     94,752  267,695
                                                     ===========  ========== =========== ========== ========== ====================





See notes to financial statements.

 THE ORCHARD SERIES FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 SIX MONTHS ENDED APRIL 30, 1999 AND 1998

 --------------------------------------------------------------------------------------------------------------------------------

                                                        ORCHARD                     ORCHARD                    ORCHARD
                                                    INDEX 500 FUND              INDEX 600 FUND           INDEX EUROPEAN FUND
                                               --------------------------  -------------------------- ---------------------------
                                                  1999           1998         1999          1998         1999            1998
                                               ------------   -----------  -----------  ------------- -----------     -----------
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS:
     Net investment income                     2,511,872    $ 2,617,377      151,139  $     5,193        169,547    $   170,909
     Net realized gain (loss) on investments   6,591,240      2,423,110    2,883,025      213,823      1,930,893         55,345
     Net realized gain on futures contracts    2,022,579                     117,978
     Change in net unrealized appreciation     123,238,908    101,584,644  1,066,044      475,148     10,148,232      17,691,632
     (depreciation) on investments
     Change in net unrealized appreciation      (575,866)                    201,811
     (depreciation) on futures contracts
                                               ------------   -----------  -----------  ------------- -----------     -----------

           Net increase (decrease) in net      133,788,733    106,625,131  4,419,997      694,164     12,248,672      17,917,886
     assets resulting from operations
                                               ------------   -----------  -----------  ------------- -----------     -----------

 DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                (2,721,810)    (1,070,247)    (40,912)      (2,529)    (1,456,436)
     From net realized gains                   (7,247,164)                  (377,594)    (147,248)    (2,268,303)        (8,353)
                                               ------------   -----------  -----------  ------------- -----------     -----------

        Total distributions                    (9,968,974)    (1,070,247)   (418,506)    (149,777)    (3,724,739)        (8,353)
                                               ------------   -----------  -----------  ------------- -----------     -----------

 SHARE TRANSACTIONS:
     Net proceeds from sales of shares         45,839,094     45,626,415   132,828,053     15,650     18,714,026      16,501,158
     Reinvestment of distributions             9,968,974      1,070,247      418,506      149,777      3,724,739          8,353
     Redemptions of shares                     (45,928,222)   (38,800,473) (11,034,019)       (22)    (11,597,545)    (4,153,662)
                                               ------------   -----------  -----------  ------------- -----------     -----------

            Net increase in net assets          9,879,846      7,896,189    122,212,540    165,405     10,841,220      12,355,849
    resulting from share transactions
                                               ------------   -----------  -----------  ------------- -----------     -----------

        Total increase in net assets           133,699,605    113,451,073  126,214,031    709,792     19,365,153      30,265,382

 NET ASSETS:
     Beginning of period                       605,087,390    492,866,332  4,883,597    5,469,919     105,247,691     62,147,578
                                               ------------
                                                              ===========  ===========  ============= ===========     ===========
     End of period  (1)                        738,786,995  $ 606,317,405  131,097,628$ 6,179,711     124,612,844   $ 92,412,960
                                               ============   ===========  ===========  ============= ===========     ===========

 OTHER INFORMATION:

 SHARES:
     Sold                                      2,923,167      3,480,233    12,090,135       1,273      1,264,998      1,226,881
     Issued in reinvestment of distributions     653,898         86,188       38,171       13,076        250,822            698
     Redeemed                                  (2,887,655)    (3,118,255)  (1,007,148)         (2)      (778,373)      (320,070)
                                               ------------                -----------                -----------
                                                              -----------               -------------                 -----------

     Net increase                                689,410        448,166    11,121,158      14,347        737,447        907,509
                                               ============   ===========  ===========  ============= ===========     ===========

 (1)  Including undistributed (overdistributed)1,514,768      1,547,130      114,368        2,664       (441,931)       170,909
 net investment income



 See notes to financial statements.
                                                          (Continued)

 T

 HE ORCHARD SERIES FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 SIX MONTHS ENDED APRIL 30, 1999 AND 1998

 -----------------------------------------------------------------------------------------------------------------------------------

                                                  ORCHARD                 ORCHARD                ORCHARD                 ORCHARD
                                             INDEX PACIFIC FUND      MONEY MARKET FUND     PREFERRED STOCK FUND        VALUE FUND
                                            ---------------------   --------------------- --------------------- --------------------
                                              1999        1998        1999       1998       1999       1998       1999       1998
                                            ----------  ---------   ---------  ---------- ---------- ---------- ---------- ---------
 INCREASE (DECREASE) IN  NET ASSETS:                                                                                          (A)

 OPERATIONS:
     Net investment income                    102,236 $   85,910  $  75,269  $   80,602    122,951    131,180     15,378      1,451
     Net realized gain (loss) on investments(3,664,561)  (24,817)                           43,799     (7,493)     2,206      34,130
     Net realized gain on futures contracts   360,150
     Change in net unrealized appreciation  25,573,469  (4,718,925)                        (71,998)      (603)   250,111      32,352
     (depreciation) on investments
     Change in net unrealized appreciation     56,851
     (depreciation) on futures contracts
                                            ----------  ---------   ---------  ---------- ---------- ---------- ---------- ---------

 Net increase (decrease) in net assets      22,428,145  (4,657,832)  75,269      80,602     94,752    123,084    267,695      67,933
resulting from operations
                                             ----------  ---------   ---------  ---------- ---------- ---------- ---------- --------

 DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income               (376,765)              (75,269)    (80,602)  (124,026)  (106,310)   (13,297)
     From net realized gains                                                                                      (13,415)
                                             ----------  ---------   ---------  ---------- ---------- ---------- ---------- --------

        Total distributions                   (376,765)         0    (75,269)    (80,602)  (124,026)  (106,310)   (26,712)        0
                                             ----------  ---------   ---------  ---------- ---------- ---------- ---------- --------

 SHARE TRANSACTIONS:
     Net proceeds from sales of shares       20,250,947  10,979,846    2,532               436,616     16,001     88,423   2,000,000
     Reinvestment of distributions             376,765                75,269      80,216    124,026    106,310     26,712
     Redemptions of shares                   (17,471,873)(4,892,987)  (1,239)               (58,220)              (49,971)
                                             ----------  ---------                         ---------- ---------- ---------- --------
                                                                     ---------  ----------

 Net increase in net assets resulting from   3,155,839   6,086,859    76,562      80,216    502,422    122,311    65,164   2,000,000
 share transactions
                                             ----------  ---------   ---------  ---------- ---------- ---------- ---------- --------

        Total increase in net assets        25,207,219  1,429,027    76,562      80,216    473,148    139,085    306,147   2,067,933

 NET ASSETS:
     Beginning of period                     86,230,231  48,444,931  3,274,248  3,110,727  4,533,133  4,242,086  1,836,921       0
                                             ----------
                                                         =========   =========  ========== ========== ========== ========== ========
     End of period  (1)                     111,437,45  49,873,958$ 3,350,810$ 3,190,943  5,006,281  4,381,171  2,143,068  2,067,933
                                             ==========  =========   =========  ========== ========== ========== ========== ========

 OTHER INFORMATION:

 SHARES:
Sold                                        2,295,081   1,255,105     2,532                 43,603      1,565       9,492    200,000
Issued in reinvestment of distributions     44,982                75,269      80,216     12,458     10,448        2,902
Redeemed                                  (2,035,635)   (548,103)    (1,239)                (5,815)                 (5,228)
                                          ----------   ---------   ---------             ---------- ----------   ---------  --------
                                                                                     ----------

     Net increase                            304,428    707,002     76,562      80,216     50,246     12,013       7,166     200,000
                                            =========  =========   =========  ========== ========== ==========   =========  ========

(1)  Including undistributed (overdistributed 3,239     85,910          0           0     19,347      4,870        9,662       1,451
net investment income


 (A) Inception date March 2, 1998.
                                                            (Concluded)
 See notes to financial statements.

THE ORCHARD SERIES FUND

ORCHARD INDEX 500 FUND
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the fund for the six months ended
April 30, 1999, the year ended October 31, 1998 and the period ended October 31,
1997 are as follows:

                                                      Six Months             Period Ended October 31,
                                                         Ended
                                                                         ---------------------------------
                                                    April 30, 1999            1998               1997
                                                    ----------------     ----------------    -------------
                                                                                                 (A)
Net Asset Value, Beginning of Period                 $     14.0808        $     11.6936    $     10.0000

Income From Investment Operations

Net investment income                                       0.0567               0.1282           0.0388
Net realized and unrealized gain                            3.0122               2.3471           1.6936
                                                       -------------        -------------    -------------

Total Income From Investment Operations                     3.0689               2.4753           1.7324

Less Distributions

From net investment income                                 (0.0621)             (0.0881)         (0.0388)
From net realized gains                                    (0.1670)
                                                       -------------        -------------    -------------
                                                       -------------

Total Distributions                                        (0.2291)             (0.0881)         (0.0388)
                                                       -------------        -------------    -------------

Net Asset Value, End of Period                       $     16.9206        $     14.0808    $     11.6936
                                                       =============        =============    =============

Total Return                                               21.97%               21.18%           17.38%

Net Assets, End of Period                            $  738,786,995       $  605,087,390   $ 492,866,332

Ratio of Expenses to Average Net Assets                     0.60% *              0.60%            0.60% *

Ratio of Net Investment Income to Average Net               0.73% *              0.96%            1.67% *
Assets

Portfolio Turnover Rate                                     8.57%               20.20%            0.45%





Portfolio Turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the portfolio securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended April 30, 1999 were $69,869,652 and $59,172,393, respectively.


* Annualized


(A) The portfolio commenced operations on February 3, 1997.
                                                            (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the fund for the six months ended
April 30, 1999, the year ended October 31, 1998 and the period ended October 31,
1997 are as follows:

                                                   Six Months Ended          Period Ended October 31,
                                                                         ----------------------------------
                                                    April 30, 1999            1998               1997
                                                   -----------------     ----------------   ---------------
                                                                                                 (A)
Net Asset Value, Beginning of Period                 $    10.4300         $    12.1191    $      10.0000

Income From Investment Operations

Net investment income                                      0.0047               0.0255            0.0238
Net realized and unrealized gain (loss)                    0.9143              (1.3719)           2.1191
                                                       -------------        -------------   ---------------

Total Income (Loss) From Investment Operations             0.9190              (1.3464)           2.1429

Less Distributions

From net investment income                                (0.0036)             (0.0167)          (0.0238)
From net realized gains                                   (0.0335)             (0.3260)
                                                       -------------        -------------   ---------------

Total Distributions                                       (0.0371)             (0.3427)          (0.0238)
                                                       -------------        -------------   ---------------

Net Asset Value, End of Period                       $    11.3119         $    10.4300    $      12.1191
                                                       =============        =============   ===============

Total Return                                               8.82%              (11.37%)           21.46%

Net Assets, End of Period                            $ 131,097,628        $  4,883,597    $    5,469,919

Ratio of Expenses to Average Net Assets                    0.60% *              0.60%             0.60% *

Ratio of Net Investment Income to Average Net              0.29% *              0.22%             0.30% *
Assets

Portfolio Turnover Rate                                   16.66%               31.25%            21.58%




Portfolio Turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the portfolio securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended April 30, 1999 were $137,253,366 and $17,630,945, respectively.


*Annualized

(A) The portfolio commenced operations February 3, 1997.





                                            (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX EUROPEAN FUND
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the fund for the six months ended
April 30, 1999, the year ended October 31, 1998 and the period ended October 31,
1997 are as follows:

                                                             Six Months        Period Ended October 31,
                                                                Ended
                                                                              ----------------------------
                                                           April 30, 1999        1998           1997
                                                           ----------------   ------------  --------------
                                                                                                 (A)
Net Asset Value, Beginning of Period                        $     14.1074   $    11.6147  $    10.0000

Income From Investment Operations

Net investment income                                              0.0125         0.1285        0.0343
Net realized and unrealized gain                                   1.5469         2.3809        1.6147
                                                              -------------   ------------  --------------

Total Income From Investment Operations                            1.5594         2.5094        1.6490

Less Distributions

From net investment income                                        (0.1797)       (0.0152)      (0.0343)
From net realized gains                                           (0.2865)       (0.0015)
                                                              -------------   ------------  --------------

Total Distributions                                               (0.4662)       (0.0167)      (0.0343)
                                                              -------------   ------------  --------------

Net Asset Value, End of Period                              $     15.2006   $    14.1074  $    11.6147
                                                              =============   ============  ==============

Total Return                                                      11.16%         21.60%        16.47%

Net Assets, End of Period                                   $ 124,612,844   $ 105,247,691 $   62,147,578

Ratio of Expenses to Average Net    - Before Reimbursement         1.32% *        1.35%         1.74% *
Assets
                                    - After Reimbursement          1.20% *        1.20%         1.20% *
                                    #

Ratio of Net Investment Income to Average Net Assets               0.28% *        1.08%         0.83% *

Portfolio Turnover Rate                                           55.82%         32.58%         5.69%


Portfolio Turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the portfolio securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended April 30, 1999 were $77,366,101 and $66,890,321, respectively.

*Annualized

#Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations February 3, 1997.




                                                        (Continued)


THE ORCHARD SERIES FUND

ORCHARD INDEX PACIFIC FUND
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the fund for the six months ended
April 30, 1999, the year ended October 31, 1998 and the period ended October 31,
1997 are as follows:

                                                              Six Months        Period Ended October 31,
                                                                 Ended
                                                                               ----------------------------
                                                            April 30, 1999         1998           1997
                                                            ----------------   -------------   ------------
                                                                                                   (A)

Net Asset Value, Beginning of Period                         $      7.9208      $    9.3167  $   10.0000

Income From Investment Operations

Net investment income                                               0.0116           0.0255       0.0163
Net realized and unrealized gain (loss)                             2.0622          (1.4214)     (0.6833)
                                                               -------------      ----------   ------------

Total Gain (Loss) From Investment Operations                        2.0738          (1.3959)     (0.6670)

Less Distributions

From net investment income                                         (0.0368)                      (0.0163)
From net realized gains
                                                               -------------      ----------   ------------

Total Distributions                                                (0.0368)          0.0000      (0.0163)
                                                               -------------      ----------   ------------

Net Asset Value, End of Period                               $      9.9578      $    7.9208  $    9.3167
                                                               =============      ==========   ============

Total Return                                                       26.27%          (14.98%)      (6.67%)

Net Assets, End of Period                                    $ 111,437,450      $ 86,230,231 $ 48,444,931

Ratio of Expenses to Average Net    - Before Reimbursement          1.41% *           1.52%       1.80% *
Assets
                                    - After Reimbursement #         1.20% *           1.20%       1.20% *

Ratio of Net Investment Income to Average Net Assets                0.22% *           0.47%       0.42% *

Portfolio Turnover Rate                                            18.25%             8.94%       0.04%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the portfolio securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended April 30, 1999 were $16,705,750 and $17,116,112, respectively.


*Annualized

#Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on February 3, 1997.


                                                                  (Continued)

THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the fund for the six months ended
April 30, 1999, the year ended October 31, 1998 and the period ended October 31,
1997 are as follows:

                                                             Six Months        Period Ended October 31,
                                                                Ended
                                                                               --------------------------
                                                           April 30, 1999         1998          1997
                                                                               ------------  ------------
                                                           ----------------
                                                                                                 (A)

Net Asset Value, Beginning of Period                        $       1.0000   $     1.0000  $     1.0000

Income From Investment Operations

Net investment income                                               0.0228         0.0513        0.0363
                                                              -------------    ------------  ------------

Total Income From Investment Operations                             0.0228         0.0513        0.0363

Less Distributions

From net investment income                                         (0.0228)       (0.0513)      (0.0363)
                                                              -------------    ------------  ------------

Total Distributions                                                (0.0228)       (0.0513)      (0.0363)
                                                              -------------    ------------  ------------

Net Asset Value, End of Period                              $       1.0000   $     1.0000  $     1.0000
                                                              =============    ============  ============

Total Return/Yield                                                  2.30%          5.26%         3.69%

Net Assets, End of Period                                   $    3,350,810   $  3,274,248  $   3,110,727

Ratio of Expenses to Average Net    - Before Reimbursement          2.29% *        3.57%         1.54% *
Assets
                                    - After Reimbursement           0.46% *        0.46%         0.46% *
                                    #

Ratio of Net Investment Income to Average Net Assets                4.59% *        5.13%         4.88% *






*Annualized


#Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on February 3, 1997.







                                          (Continued)

THE ORCHARD SERIES FUND

ORCHARD PREFERRED STOCK FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the fund for the six months ended
April 30, 1999, the year ended October 31, 1998 and the period ended October 31,
1997 are as follows:

                                                    Six Months Ended         Period Ended October 31,
                                                                          --------------------------------
                                                     April 30, 1999            1998             1997
                                                   --------------------   ----------------  --------------
                                                                                                 (A)
Net Asset Value, Beginning of Period                 $    10.0569          $     10.1372  $      10.0000

Income From Investment Operations

Net investment income                                      0.2552                 0.5793          0.4544
Net realized and unrealized gain (loss)                   (0.0575)               (0.1256)         0.1372
                                                       ----------------      -------------  --------------

Total Income From Investment Operations                    0.1977                 0.4537          0.5916

Less Distributions

From net investment income                                (0.2619)               (0.5340)        (0.4544)
From realized gains
                                                       ----------------      -------------  --------------

Total Distributions                                       (0.2619)               (0.5340)        (0.4544)
                                                       ----------------      -------------  --------------

Net Asset Value, End of Period                       $     9.9927          $     10.0569  $      10.1372
                                                       ================      =============  ==============

Total Return                                               1.99%                  4.52%           6.04%

Net Assets, End of Period                            $  5,006,281          $ 4,533,133    $   4,242,086

Ratio of Expenses to Average Net Assets                    0.90% *                0.90%           0.90% *

Ratio of Net Investment Income to Average Net              5.21% *                5.67%           6.07% *
Assets

Portfolio Turnover Rate                                    4.23%                 48.89%          10.05%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the portfolio securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended April 30, 1999 were $161,063 and $2,121,926, respectively.



*Annualized

(A) The portfolio commenced operations on February 3, 1997.
                                                                    (Continued)

THE ORCHARD SERIES FUND

ORCHARD VALUE FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the fund for the six months ended
April 30, 1999 and the period ended October 31, 1998 are as follows:

                                                           Six Months Ended             Period Ended
                                                            April 30, 1999            October 31, 1998
                                                           ------------------         -----------------
                                                                                              (B)

Net Asset Value, Beginning of Period                        $     9.0097               $    10.0000

Income From Investment Operations

Net investment income                                             0.0727                     0.0730
Net realized and unrealized gain (loss)                           1.2012                    (1.0275)
                                                              ---------------            --------------

Total Income (Loss) From Investment Operations                    1.2739                    (0.9545)

Less Distributions

From net investment income                                       (0.0641)                   (0.0358)
From realized gains                                              (0.0651)
                                                              ---------------            --------------

Total Distributions                                              (0.1292)                   (0.0358)
                                                              ---------------            --------------

Net Asset Value, End of Period                              $    10.1544               $     9.0097
                                                              ===============            ==============

Total Return                                                     14.30%                     (9.58%)

Net Assets, End of Period                                   $  2,143,068               $  1,836,921

Ratio of Expenses to Average Net Assets                           1.00% *                    1.00%*

Ratio of Net Investment Income to Average Net Assets              1.58% *                    1.15%*

Portfolio Turnover Rate                                          60.30%                     79.58%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended April 30, 1999 were $1,209,668 and $1,162,807, respectively.



*Annualized

(B) The portfolio commenced operations March 2, 1998.

                                                       (Concluded)

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999
-------------------------------------------------------------------------------


1.      ORGANIZATION

        The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust) on July 23, 1996. The Trust offers seven separate diversified portfolios, commonly known as mutual funds (the Funds), which are registered with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 (as amended): Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, Orchard Index Pacific Fund, Orchard Money Market Fund, Orchard Preferred Stock Fund and Orchard Value Fund.

        Initial capitalization of $100,000 for each Fund, excluding Orchard Value, was received on January 27, 1997 from Great-West Life & Annuity Insurance Company (GWL&A). Additional capitalization was received from GWL&A on February 3, 1997 as follows: $2,900,000 for Orchard Money Market Fund, $3,900,000 for Orchard Preferred Stock Fund, and $4,400,000 for Orchard Index 600 Fund. Orchard Value Fund received $2,000,000 of initial capitalization from GWL&A on February 26, 1998. At April 30, 1999, GWL&A's investment in the Funds totaled $12,388,627.

2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation - Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund. Short-term and money market securities are valued at amortized cost which approximates market value.

        Dividend income for the Funds is accrued as of the ex-dividend date and interest income is accrued daily.

        Dividends - Dividends from investment income of the Orchard Money Market Fund are declared daily and reinvested monthly. Dividends from investment income of the Orchard Preferred Stock Fund are declared and reinvested quarterly. Dividends from investment income of the Orchard Index 500 Fund, Orchard Index 600 Fund and Orchard Value Fund are declared and reinvested semi-annually while dividends from investment income of the Orchard Index Pacific Fund and Orchard Index European Fund are declared and reinvested annually. All of the Funds generally distribute capital gains, if any, in December.

        Security Transactions - Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).






        Foreign Currency Translation - The accounting records of the Orchard Index European Fund and Orchard Index Pacific Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Orchard Index European Fund and Orchard Index Pacific Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Financial Futures Contracts - The index funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received by the funds each day, depending on the daily fluctuations in the fair value of the underlying security. Should market conditions move unexpectedly, the funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of future transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

        Federal Income Taxes - For federal income tax purposes, each Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At April 30, 1999, the Orchard Index Pacific Fund and Orchard Preferred Stock Fund had available for federal income tax purposes unused capital loss carryovers of $2,841,310 and $78,354, respectively, which expire in 2005 and 2006.

3.      INVESTMENT ADVISORY AGREEMENT

        GW Capital Management, LLC ("Capital Management"), a wholly-owned subsidiary of GWL&A, serves as investment adviser to the Funds pursuant to an investment advisory agreement, which was approved by the Funds' Board of Directors. Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement provides that Capital Management, subject to the supervision and approval of the Funds' Board of Directors, is responsible for the day-to-day management of each Fund which includes selecting the Funds' investments and handling their business affairs.

        As compensation for its services to the Funds, the investment adviser receives monthly compensation at the annual rate of .20% of the average daily net assets of the Orchard Money Market Fund, .90% of the average daily net assets of the Orchard Preferred Stock Fund, .60% of the average daily net assets of the Orchard Index 500 Fund and Orchard Index 600 Fund and 1.00% of the average daily net assets of the Orchard Index Pacific Fund, Orchard Index European Fund, and Orchard Value Fund.

        Subject to revision, Capital Management has voluntarily agreed to reimburse the Orchard Index Pacific Fund, the Orchard Index European Fund, and the Orchard Money Market Fund to the extent that total operating expenses exceed 1.20%, 1.20%, and .46%, respectively, of average net assets. Interest, taxes, brokerage commissions, and extraordinary expenses are not eligible for reimbursement.

        Expenses incurred by the Fund, which are not fund specific, are allocated among the funds based on relative net assets or other appropriate allocation methods. For certain funds, the management fee encompasses other fund operation expenses.

4.      OTHER RELATED PARTY TRANSACTIONS

        One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, distributes and markets the Trust's Funds. Financial Administrative Services Corporation, a
        wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

        Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.


5.      CAPITAL STOCK

        The Trust has authorized an unlimited number of shares with no stated par value for each portfolio in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

6.      UNREALIZED APPRECIATION (DEPRECIATION)

        Gross unrealized appreciation (depreciation) of investments is as follows as of April 30, 1999:


                                                    Orchard
                         Orchard      Orchard        Index       Orchard       Orchard     Orchard
                        Index        Index 600     European     Index         Preferred     Value
                           500                                   Pacific
                          Fund          Fund         Fund          Fund       Stock Fund    Fund
                        -----------  -----------  ------------  -----------   -----------  ---------


       Gross            220,997,167$ 13,499,976   23,911,342    14,402,652      45,055     231,497
       appreciation

       Gross            (21,662,421) (12,642,928) (3,215,823)   (4,601,477)    (39,991)    (201,828)
       depreciation
                        -----------  -----------  ------------  -----------   -----------  ---------

       Net unrealized
                        199,334,746$  857,048     20,695,519  $ 9,801,175  $ $   5,064     29,669
       appreciation
                        ===========  ===========  ============  ===========   ===========  =========



7.      FUTURES CONTRACTS

        At April 30, 1999, the unrealized appreciation (depreciation) on open futures contracts, expiring in June 1999 was:


                                                     Number                      Unrealized
                  Fund           Futures Contract         of Contracts      Appreciation
                                                                             (Depreciation)

              Index 500               S&P 500                    9                  (14,741)

              Index 600            Russell 2000                 16                  201,811

              Index Pacific        Japanese Yen                 45                  (35,250)
                                    Nikkei 225                  59                   92,101








The Orchard Series Fund

Orchard Index European Fund

COMMON STOCK

AUSTRIA              --- 0.3%

ELECTRIC
        192 EVN AG                                                        28,672
        254 Oest Elektrizatswirts Series A                                39,735
                                                                         $68,407

FINANCIAL SERVICES
      1,706 Bank Austria AG                                              105,868
                                                                        $105,868

FOREIGN BANKS
        500 Erste Bank Der Oesterreichischen Sparkassen  AG               28,539
                                                                         $28,539

INDUSTRIAL PRODS & SVCS
        252 VA Technologie AG                                             23,973
                                                                         $23,973

MFTG - CONSUMER PRODS.
        500 Austria Tabak AG                                              30,653
                                                                         $30,653

MFTG - INDUSTRIAL PRODS
        554 Voest-Alpine Stahl AG                                         18,826
        146 Wienerberger Baustoffindustrie AG                             27,932
                                                                         $46,758

OIL & GAS
        454 OMV AG                                                        43,909
                                                                         $43,909

TOTAL AUSTRIA              --- 0.3%                                     $348,107

BELGIUM              --- 2.4%

ELECTRIC
      1,250 Electrabel SA                                                412,362
      2,600 Tractebel                                                    357,541
                                                                        $769,903

FINANCIAL SERVICES
        700 Dexia Belgium                                                107,729
      7,840 KBC Bancassurance Holding                                    486,440
                                                                        $594,169

HOLDING & INVEST. OFFICES
      5,500 Almanij NV                                                   370,320
                                                                        $370,320

INSURANCE
     17,586 Fortis (B)                                                   590,182
                                                                        $590,182

MFTG - CONSUMER PRODS.
      4,000 UCB SA                                                       186,032
                                                                        $186,032

MFTG - INDUSTRIAL PRODS
      1,900 Solvay SA                                                    132,548
                                                                        $132,548

OIL & GAS
        600 PetroFina SA                                                 362,762
                                                                        $362,762

TOTAL BELGIUM              --- 2.4%                                   $3,005,916

DENMARK              --- 0.9%

FINANCIAL SERVICES
      1,284 Unidanmark A/S                                                88,247
                                                                         $88,247

FOREIGN BANKS
      1,400 Den Danske Bank Group                                        161,361
                                                                        $161,361

HOLDING & INVEST. OFFICES
      1,704 Kapital Holding                                               64,982
        200 Ratin A/S Series A                                            33,297
                                                                         $98,279

MFTG - CONSUMER PRODS.
        594 Carlsberg A/S Series A                                        27,639
        498 Carlsberg A/S Series B                                        23,530
      1,609 Danisco A/S                                                   75,325
                                                                        $126,494

MFTG - INDUSTRIAL PRODS
      1,678 Novo-Nordisk A/S                                             164,751
                                                                        $164,751

TELEPHONE
      2,856 Tele Danmark A/S                                             294,634
                                                                        $294,634

TRANSPORTATION EQUIPMENT
         10 A/S Dampskibsselskabet Svendborg                             127,353
         10 D/S 1912                                                      90,357
                                                                        $217,710

TOTAL DENMARK              --- 0.9%                                   $1,151,476

FINLAND              --- 2.3%

COMMUNICATIONS
     32,200 Nokia Oyj                                                  2,482,882
                                                                      $2,482,882

FOREIGN BANKS
     20,400 Merita PLC                                                   121,830
                                                                        $121,830

MFTG - INDUSTRIAL PRODS
      6,800 UPM-Kymmene Oyj                                              205,925
                                                                        $205,925

TOTAL FINLAND              --- 2.3%                                   $2,810,637

FRANCE               --- 11.9%

COMMUNICATIONS
      8,100 France Telecom SA                                            654,542
                                                                        $654,542

FOREIGN BANKS
      5,800 Banque Nationale de Paris                                    480,946
      2,750 Societe Generale                                             492,403
                                                                        $973,349

HOLDING & INVEST. OFFICES
      4,275 Compagnie Financiere de Paribas                              454,579
                                                                        $454,579

INDUSTRIAL PRODS & SVCS
      5,600 Alcatel                                                      687,811
      4,100 Schneider SA                                                 267,606
      4,041 Suez Lyonnaise des Eaux                                      687,685
      4,290 Vivendi                                                    1,002,585
                                                                      $2,645,687

INSURANCE
      4,900 Assurances Generales de France                               258,706
      9,215 Axa                                                        1,190,259
                                                                      $1,448,965

MFTG - CONSUMER PRODS.
      2,000 Danone                                                       534,842
      1,800 L'oreal                                                    1,152,976
      2,360 Louis Vuitton Moet Hennessy                                  633,109
      2,850 Sanofi SA                                                    446,746
                                                                      $2,767,673

MFTG - INDUSTRIAL PRODS
      2,215 Air Liquide                                                  341,823
      2,450 Compagnie de Saint Gobain                                    420,818
      2,800 Lafarge SA                                                   272,283
      1,250 PSA Peugeot Citroen                                          207,436
      6,400 Renault SA                                                   268,157
      9,900 Rhone-Poulenc SA                                             470,894
                                                                      $1,981,411

OIL & GAS
      7,300 Elf Aquitaine SA                                           1,134,267
      6,550 Total SA Series B                                            897,266
                                                                      $2,031,533

RETAIL TRADE
      1,045 Carrefour SA                                                 828,424
      3,125 Pinault-Printemps-Redoute SA                                 518,591
        510 Promodes                                                     323,442
                                                                      $1,670,457

TOTAL FRANCE               --- 11.9%                                 $14,628,196

GERMANY              --- 11.5%

COMMUNICATIONS
     15,800 Deutsche Telekom AG                                          628,778
                                                                        $628,778

ELECTRONICS - HIGH TECH
      1,100 SAP AG                                                       352,879
                                                                        $352,879

FINANCIAL SERVICES
     13,100 Deutsche Bank AG                                             756,722
                                                                        $756,722

FOREIGN BANKS
     12,750 Dresdner Bank AG                                             549,851
      8,750 HypoVereinsbank                                              570,648
                                                                      $1,120,499

INDUSTRIAL PRODS & SVCS
     11,650 RWE AG                                                       533,198
     12,000 Veba AG                                                      658,300
                                                                      $1,191,498

INSURANCE
      5,450 Allianz AG                                                 1,737,988
      4,300 Muenchener Rueckver AG (registered)                          879,477
        100 Muenchener Rueckversicherung                                  31,076
                                                                      $2,648,541

MFTG - INDUSTRIAL PRODS
     13,700 BASF AG                                                      600,233
     16,350 Bayer AG                                                     694,734
        520 Bayerische Motoren Werke AG                                  368,808
     24,373 DaimlerChrysler AG                                         2,384,297
     12,700 Hoechst AG                                                   581,255
      9,050 Mannesmann AG                                              1,185,209
     14,350 Siemens AG                                                 1,057,206
      7,600 Volkswagen AG                                                537,421
                                                                      $7,409,163

TOTAL GERMANY              --- 11.5%                                 $14,108,080

GREECE               --- 0.9%

COMMUNICATIONS
      4,500 Hellenic Telecommunications Organization SA                  104,498
        500 Intracom SA*                                                  33,209
        900 Intracom SA*                                                  59,586
      1,000 Panafon Hellenic Telecom SA*                                  26,665
                                                                        $223,958

FOREIGN BANKS
      3,000 Alpha Credit Bank                                            214,355
      1,100 Commercial Bank of Greece SA                                 192,563
      1,040 Ergo Bank SA                                                  90,878
      3,300 National Bank of Greece SA                                   225,127
                                                                        $722,923

INDUSTRIAL PRODS & SVCS
        600 Titan Cement Co SA                                            46,379
                                                                         $46,379

MFTG - CONSUMER PRODS.
      3,300 Hellenic Bottling Co SA                                       97,746
                                                                         $97,746

MFTG - INDUSTRIAL PRODS
      1,600 Heracles General Cement SA                                    42,611
                                                                         $42,611

TOTAL GREECE               --- 0.9%                                   $1,133,617

IRELAND              --- 0.8%

CONSTRUCTION
     10,631 CRH PLC                                                      209,569
                                                                        $209,569

FOREIGN BANKS
     21,227 Allied Irish Banks PLC                                       343,285
     12,979 Bank of Ireland                                              259,971
                                                                        $603,256

INSURANCE
     11,776 Irish Life PLC                                               105,801
                                                                        $105,801

MFTG - CONSUMER PRODS.
      8,755 Kerry Group PLC                                              115,028
                                                                        $115,028

TOTAL IRELAND              --- 0.8%                                   $1,033,654

ITALY                --- 6.5%

FOREIGN BANKS
     44,000 Banca Commerciale Italiana                                   362,297
     46,000 Banca Intesa SpA                                             245,055
     18,000 Banca Intesa SpA RNC                                          46,423
    131,500 Banca di Roma                                                216,833
     33,630 Istituto Bancario San Paolo di Torino                        504,766
     11,000 Rolo Banca 1473 SpA                                          277,885
    115,000 Uncredito Italiano SpA                                       583,464
                                                                      $2,236,723

HOLDING & INVEST. OFFICES
    128,111 Telecom Italia SpA                                         1,363,612
     52,116 Telecom Italia SpA RNC                                       280,391
                                                                      $1,644,003

INSURANCE
     17,500 Alleanza Assicurazioni                                       209,947
      3,300 Alleanza Assicurazioni (non conv)                             25,114
     24,000 Assicurazioni Generali                                       934,811
     97,000 Istituto Nazionale delle Assicurazioni                       256,323
                                                                      $1,426,195

MFTG - INDUSTRIAL PRODS
     90,600 Fiat SpA                                                     303,573
     18,700 Fiat SpA RNC                                                  33,503
                                                                        $337,076

OIL & GAS
    195,000 ENI SpA                                                    1,284,096
                                                                      $1,284,096

TELEPHONE
    161,500 Telecom Italia Mobile SpA                                    962,779
     39,000 Telecom Italia Mobile SpA RNC                                130,677
                                                                      $1,093,456

TOTAL ITALY                --- 6.5%                                   $8,021,549

NETHERLANDS --- 0.5%

RETAIL TRADE
     15,400 Koninklijke Ahold NV                                         572,165
                                                                        $572,165

TOTAL NETHERLANDS --- 0.5%                                              $572,165

NETHERLANDS          --- 7.3%

COMMUNICATIONS
     11,721 KPN NV                                                       489,369
                                                                        $489,369

FINANCIAL SERVICES
     35,477 ABN AMRO Holding NV                                          845,607
                                                                        $845,607

FOREIGN BANKS
     23,275 ING Groep NV                                               1,434,278
                                                                      $1,434,278

INDUSTRIAL PRODS & SVCS
      8,523 Koninklijke Philips Electronics NV                           734,218
                                                                        $734,218

INSURANCE
     14,277 AEGON NV                                                   1,369,489
                                                                      $1,369,489

MFTG - CONSUMER PRODS.
     15,684 Unilever NV                                                1,074,254
                                                                      $1,074,254

OIL & GAS
     52,678 Royal Dutch Petroleum Co                                   3,067,999
                                                                      $3,067,999

TOTAL NETHERLANDS          --- 7.3%                                   $9,015,214

NORWAY               --- 0.4%

COMMUNICATIONS
      1,200 NetCom ASA*                                                   35,362
                                                                         $35,362

FOREIGN BANKS
      6,800 Christiania Bank Og Kreditkasse                               26,137
      7,900 Den Norske Bank ASA                                           28,543
                                                                         $54,680

INDUSTRIAL PRODS & SVCS
      1,000 Tomra Systems ASA                                             39,718
                                                                         $39,718

INSURANCE
      6,800 Storebrand ASA*                                               49,225
                                                                         $49,225

MFTG - CONSUMER PRODS.
      3,900 Orkla ASA Series A                                            65,458
        800 Orkla ASA Series B                                            11,736
                                                                         $77,194

MFTG - INDUSTRIAL PRODS
      2,900 Norsk Hydro ASA                                              129,859
        500 Norske Skogindustrier AS Series B                             15,567
        700 Norske Skogindustrier ASA Series A                            25,022
                                                                        $170,448

OIL & GAS
      2,200 Petroleum Geo-Services*                                       37,066
      3,700 Saga Petroleum                                                41,006
                                                                         $78,072

TRANSPORTATION EQUIPMENT
      1,400 Bergesen dy ASA  Series A                                     20,987
        400 Bergesen dy ASA Series B                                       5,945
                                                                         $26,932

TOTAL NORWAY               --- 0.4%                                     $531,631

PORTUGAL             --- 0.6%

COMMUNICATIONS
        500 Telecel-Comunicacaoes Pessoais SA                             66,855
                                                                         $66,855

ELECTRIC
      7,000 Electricdidade de Portugal SA                                131,702
                                                                        $131,702

FINANCIAL SERVICES
      2,300 BPI-SGPS SA                                                   61,993
                                                                         $61,993

FOREIGN BANKS
      5,000 Banco Comercial Portugues SA                                 141,057
        800 Banco Espirito Santo                                          19,229
      3,200 Banco Portugues do Atlantico*                                 51,514
                                                                        $211,800

INDUSTRIAL PRODS & SVCS
      1,400 Brisa-Auto Estradas de Portugal SA                            59,340
                                                                         $59,340

MFTG - CONSUMER PRODS.
      2,100 Jeronimo Martins SGPS SA                                      69,144
                                                                         $69,144

TELEPHONE
      3,700 Portugal Telecom SA                                          154,285
                                                                        $154,285

TOTAL PORTUGAL             --- 0.6%                                     $755,119

SPAIN                --- 3.5%

ELECTRIC
     21,300 Endesa SA                                                    473,697
     20,215 Iberdrola SA                                                 283,116
                                                                        $756,813

FINANCIAL SERVICES
     42,257 Banco Santander Central Hispano SA                           918,326
                                                                        $918,326

FOREIGN BANKS
     11,100 Argentaria SA                                                261,170
     46,120 Banco Bilbao Vizcaya SA                                      690,284
                                                                        $951,454

GAS
      3,400 Gas Natural SDG SA                                           274,387
                                                                        $274,387

OIL & GAS
     19,650 Repsol SA                                                    319,859
                                                                        $319,859

TELEPHONE
     23,600 Telefonica SA                                              1,106,320
     24,900 Telefonica SA - Bonus Rights*                                 23,161
                                                                      $1,129,481

TOTAL SPAIN                --- 3.5%                                   $4,350,320

SWEDEN               --- 3.1%

COMMUNICATIONS
      3,800 Ericsson LM Series A                                         104,165
     45,100 Ericsson LM Series B                                       1,185,434
                                                                      $1,289,599

FINANCIAL SERVICES
     32,200 Nordbanken Holding AB                                        202,516
                                                                        $202,516

FOREIGN BANKS
      8,900 ForeningsSparbanken AB                                       195,384
     13,300 Skandinaviska Enskilda Banken                                173,609
      5,500 Svenska Handelsbanken Series A                               206,242
        500 Svenska Handelsbanken Series B                                16,999
                                                                        $592,234

HOLDING & INVEST. OFFICES
      1,900 Investor AB Series A                                          85,339
      2,600 Investor AB Series B                                         118,168
                                                                        $203,507

INDUSTRIAL PRODS & SVCS
     16,900 ABB AB Series A                                              235,641
      6,300 ABB AB Series B                                               87,843
                                                                        $323,484

INSURANCE
     12,900 Skandia Forsakrings AB                                       249,519
                                                                        $249,519

MFTG - CONSUMER PRODS.
      8,970 Electrolux AB Series B                                       182,019
                                                                        $182,019

MFTG - INDUSTRIAL PRODS
      4,500 Sandvik AB Series A                                          101,460
      1,500 Sandvik AB Series B                                           33,909
      3,300 Volvo AB Series A                                             85,564
      7,700 Volvo AB Series B                                            203,305
                                                                        $424,238

RETAIL TRADE
      4,600 Hennes & Mauritz AB                                          396,843
                                                                        $396,843

TOTAL SWEDEN               --- 3.1%                                   $3,863,959

SWITZERLAND          --- 8.8%

FINANCIAL SERVICES
      6,500 Credit Suisse Group                                        1,289,513
      5,250 UBS AG                                                     1,783,513
                                                                      $3,073,026

INSURANCE
        350 SCHW Rueckersicherungs                                       766,199
                                                                        $766,199

MFTG - CONSUMER PRODS.
        940 Nestle SA                                                  1,740,307
      1,570 Novartis AG                                                2,299,193
        160 Novartis AG - Bearer                                         234,103
                                                                      $4,273,603

MFTG - INDUSTRIAL PRODS
        171 Roche Holding AG                                           2,011,897
         38 Roche Holdings AG - Bearer                                   670,134
                                                                      $2,682,031

TOTAL SWITZERLAND          --- 8.8%                                  $10,794,859

UNITED KINGDOM       --- 37.5%

AIR
     28,560 BAA PLC                                                      298,509
                                                                        $298,509

COMMUNICATIONS
     45,000 British Sky Broadcasting Group                               397,256
     63,853 Cable and Wireless PLC                                       915,867
     24,357 Granada Group PLC                                            520,125
     32,000 Orange PLC*                                                  435,318
     37,266 Reuters Group PLC                                            504,558
     81,498 Vodafone Group PLC                                         1,500,509
                                                                      $4,273,633

CONSUMER SERVICES
    147,060 Smithkline Beecham PLC                                     1,943,804
                                                                      $1,943,804

ELECTRIC
     39,000 National Grid Group PLC                                      269,818
     33,057 National Power PLC                                           266,310
     32,000 Scottish Power PLC                                           263,969
                                                                        $800,097

ENVIRONMENTAL SERVICES
     75,000 Rentokil Initial PLC                                         441,095
                                                                        $441,095

FINANCIAL SERVICES
    141,185 Lloyds TSB Group PLC                                       2,271,390
     23,674 Royal Bank of Scotland Group PLC                             558,074
     26,254 Standard Chartered PLC                                       474,513
     41,000 Woolwich PLC                                                 261,899
                                                                      $3,565,876

FOREIGN BANKS
     37,000 Abbey National PLC                                           835,324
     32,449 Bank of Scotland                                             485,255
     39,682 Barclays PLC                                               1,259,583
     48,469 HSBC Holdings PLC                                          1,822,194
     23,919 HSBC Holdings PLC                                            911,159
     64,000 Halifax PLC                                                  901,509
     44,959 National Westminster Bank PLC                              1,082,242
                                                                      $7,297,266

GAS
    104,470 BG PLC                                                       585,857
                                                                        $585,857

INDUSTRIAL SERVICES
    100,442 Invensys PLC                                                 512,393
                                                                        $512,393

INSURANCE
     41,828 Allied Zurich PLC                                            571,033
     34,347 CGU PLC                                                      542,082
    136,000 Legal & General Group PLC                                    395,279
     51,000 Norwich Union PLC                                            362,885
     51,000 Prudential Corp PLC                                          727,001
     40,979 Royal & Sun Alliance Insurance Group PLC                     353,193
                                                                      $2,951,473

MFTG - CONSUMER PRODS.
     23,000 Associated British Foods PLC                                 169,109
     20,956 Bass PLC                                                     329,222
     42,528 British American Tobacco PLC                                 356,628
     26,801 Cadbury Schweppes PLC                                        357,481
     16,108 Pearson PLC                                                  342,420
     29,864 Reed International PLC                                       271,561
     16,000 Scottish & Newcastle PLC                                     199,778
     85,656 Unilever PLC                                                 758,919
                                                                      $2,785,118

MFTG - INDUSTRIAL PRODS
     45,650 AstraZeneca Group PLC                                      1,785,949
     70,336 General Electric Co PLC                                      744,765
     95,450 Glaxo Wellcome PLC                                         2,821,029
      5,635 Nycomed Amersham PLC                                          45,665
                                                                      $5,397,408

MINING
     27,959 Rio Tinto PLC                                                488,020
                                                                        $488,020

OIL & GAS
    256,860 BP Amoco PLC                                               4,869,634
    261,000 Shell Transport & Trading Co                               1,953,648
                                                                      $6,823,282

RAILROADS
     13,000 Railtrack Group PLC                                          271,125
                                                                        $271,125

RETAIL TRADE
     79,000 ASDA Group PLC                                               263,909
     27,867 Allied Domecq PLC                                            217,777
     24,165 Boots Co PLC                                                 319,601
     93,863 Diageo PLC                                                 1,082,935
     26,000 Great Universal Stores PLC                                   298,300
     50,335 J Sainsbury PLC                                              319,708
     35,655 Kingfisher PLC                                               533,199
     75,265 Marks and Spencer PLC                                        513,756
    175,427 Tesco PLC                                                    521,155
                                                                      $4,070,340

TELEPHONE
    171,390 British Telecommunications PLC                             2,877,213
     39,000 Cable & Wireless Communications PLC*                         444,628
                                                                      $3,321,841

TRANSPORTATION EQUIPMENT
     23,102 British Aerospace PLC                                        172,738
                                                                        $172,738

TOTAL UNITED KINGDOM       --- 37.5%                                 $45,999,875

TOTAL COMMON STOCK --- 99.5%                                        $122,124,374
(Cost $101,046,924)

PREFERRED STOCK

GERMANY              --- 0.5%

ELECTRONICS - HIGH TECH
      1,100 SAP AG                                                       406,945
                                                                        $406,945

INDUSTRIAL PRODS & SVCS
      1,850 RWE AG                                                        56,121
                                                                         $56,121

MFTG - INDUSTRIAL PRODS
        100 Bayerische Motoren Werke AG                                   38,581
      2,000 Volkswagen AG                                                 85,617
                                                                        $124,198

TOTAL GERMANY              --- 0.5%                                     $587,264

GREECE               --- 0.0%

INDUSTRIAL PRODS & SVCS
        100 Titan Cement Co SA                                             7,093
                                                                          $7,093

TOTAL GREECE               --- 0.0%                                       $7,093

ITALY                --- 0.0%

MFTG - INDUSTRIAL PRODS
     25,600 Fiat SpA                                                      44,106
                                                                         $44,106

TOTAL ITALY                --- 0.0%                                      $44,106

TOTAL PREFERRED STOCK --- 0.5%                                          $638,463
(Cost $1,007,971)

TOTAL ORCHARD INDEX EUROPEAN FUND --- 100.0%                        $122,762,837
(Cost $102,054,895)


The Orchard Series Fund

Orchard Index Pacific Fund

COMMON STOCK

AUSTRALIA            --- 8.0%

COMMUNICATIONS
    172,300 Cable & Wireless Optus Ltd*                                  387,813
                                                                        $387,813

FINANCIAL SERVICES
     42,425 Colonial Ltd                                                 159,806
                                                                        $159,806

FOREIGN BANKS
     71,049 Australia & New Zealand Banking Group Ltd                    563,002
     41,800 Commonwealth Bank of Australia                               761,384
     67,100 National Australia Bank                                    1,306,842
     21,100 St George Bank Ltd                                           155,745
     86,495 Westpac Banking Corp Ltd                                     660,548
                                                                      $3,447,521

INSURANCE
     49,400 AMP Ltd                                                      577,204
     29,049 Lend Lease Corp Ltd                                          391,782
     80,450 National Mutual Holdings Ltd                                 141,666
                                                                      $1,110,652

MFTG - CONSUMER PRODS.
     46,686 Coca-Cola Amatil Ltd                                         221,659
     78,600 Foster's Brewing Group Ltd                                   229,362
     36,991 News Corp Ltd                                                310,117
                                                                        $761,138

MINING
     87,557 Broken Hill Proprietary Co Ltd                               990,235
     29,969 Rio Tinto Ltd                                                504,915
                                                                      $1,495,150

OIL & GAS
     52,204 WMC Ltd                                                      225,671
     30,550 Woodside Petroleum Ltd                                       208,308
                                                                        $433,979

OTHER TRANS. SERVICES
     10,300 Brambles Industries Ltd                                      302,780
                                                                        $302,780

RETAIL TRADE
     52,735 Coles Myer Ltd                                               280,297
     52,446 Woolworths Ltd                                               166,652
                                                                        $446,949

TELEPHONE
     68,700 Telstra Corp Ltd                                             372,931
                                                                        $372,931

TOTAL AUSTRALIA            --- 8.0%                                   $8,918,719

HONG KONG            --- 9.1%

AIR
    165,000 Cathay Pacific Air                                           264,706
                                                                        $264,706

COMMUNICATIONS
    106,000 China Telecom Ltd*                                           241,763
    583,233 Hong Kong Telecommunications Ltd                           1,566,962
                                                                      $1,808,725

CONSUMER SERVICES
    117,157 Sun Hung Kai Properties                                    1,026,567
     46,000 Swire Pacific Ltd Series A                                   257,844
    147,000 Swire Pacific Ltd Series B                                   125,018
                                                                      $1,409,429

ELECTRONICS - HIGH TECH
     98,500 Hong Kong Electric Holdings Ltd                              313,504
                                                                        $313,504

FOREIGN BANKS
     93,300 Hang Seng Bank Ltd                                         1,103,057
                                                                      $1,103,057

GAS
    231,502 Hong Kong and China Gas Co Ltd                               325,156
                                                                        $325,156

HOLDING & INVEST. OFFICES
    119,500 CPL Holdings Ltd                                             640,577
    104,000 Citic Pacific Ltd                                            281,425
     84,000 Henderson Land Development Co Ltd                            507,648
    189,000 Hutchison Whampoa Ltd                                      1,692,610
    103,239 New World Development Co Ltd                                 255,420
                                                                      $3,377,680

REAL ESTATE
    112,000 Cheung Kong Holdings Ltd                                   1,017,460
    133,000 Hong Kong Land Holdings Ltd                                  203,490
    112,000 Wharf Holdings Ltd                                           274,209
                                                                      $1,495,159

TOTAL HONG KONG            --- 9.1%                                  $10,097,416

JAPAN                --- 73.6%

AIR
     29,000 Japan Airlines                                                91,377
                                                                         $91,377

COMMUNICATIONS
        106 DDI Corp                                                     526,758
     10,000 Matsushita Communication Ltd                                 718,176
        123 NTT Data Corp                                                974,063
         40 NTT Mobile Communications                                  2,346,434
    140,000 Toshiba Corp                                                 938,574
                                                                      $5,504,005

CONSTRUCTION
     25,000 Daiwa House Industry Co Ltd                                  298,542
     47,000 Komatsu Ltd                                                  280,039
                                                                        $578,581

CONSUMER SERVICES
     12,000 Banyu Pharmaceutical Co Ltd                                  221,235
     14,000 Eisai Company Ltd                                            262,214
     30,000 Kao Corp                                                     761,753
      5,000 Oriental Land Co Ltd                                         295,818
     23,000 Sankyo Co Ltd                                                482,821
     17,000 Taisho Pharmaceutical Co                                     522,836
     43,000 Takeda Chemical Industry                                   1,870,192
     16,000 Yamanouchi Pharmaceutical Co Ltd                             506,830
     19,000 Yamato Transport Co Ltd                                      317,967
                                                                      $5,241,666

ELECTRIC
     36,400 Chubu Electric Power Co Inc                                  625,325
     18,200 Chugoku Electric Power Co Ltd                                282,159
     42,800 Kansai Electric Power Co Inc                                 844,666
     23,400 Kyushu Electric Power                                        362,775
     13,500 Shikoku Electric Power                                       204,203
     24,300 Tohoku Electric Power                                        367,565
     66,000 Tokyo Electric Power                                       1,410,375
                                                                      $4,097,068

ELECTRONICS - HIGH TECH
      4,800 Advantest Corp                                               367,250
     38,000 Canon Inc                                                    929,858
     39,000 Denso Corp                                                   792,550
     11,600 Fanuc                                                        505,489
    163,000 Hitachi Ltd                                                1,191,117
      4,000 Hoya Corp                                                    209,503
      2,200 Keyence Corp                                                 330,747
    101,000 Matsushita Electric Industrial Co Ltd                      1,921,311
    104,000 Mitsubishi Electric Corp                                     363,429
     70,000 NEC Corp                                                     836,504
      7,000 Nintendo Corp Ltd                                            652,895
     94,000 Sanyo Electric Co                                            352,116
      6,000 Secom                                                        586,273
     54,000 Sharp Corp                                                   633,537
     20,000 Sony Corp                                                  1,868,767
     35,000 Sumitomo Electric Industries                                 423,825
      9,000 Tokyo Electronics                                            512,863
                                                                     $12,478,034

FINANCIAL SERVICES
      3,300 Nichiei Company Ltd                                          286,223
      6,000 Promise Co Ltd                                               341,909
                                                                        $628,132

FOREIGN BANKS
    112,000 Asahi Bank                                                   592,240
    228,000 Bank of Tokyo-Mitsubishi                                   3,366,597
    151,000 Dai-Ichi Kangyo Bank Ltd                                   1,059,138
    140,000 Fuji Bank Ltd                                              1,093,438
     28,000 Hachijuni Bank                                               206,486
    123,000 Industrial Bank of Japan                                   1,025,601
    116,000 Long-Term Credit Bank of Japan Ltd*                                0
     63,000 Mitsubishi Trust & Banking                                   691,611
     71,000 Nikko Securities Co Ltd                                      407,567
    172,000 Sakura Bank Ltd                                              664,477
    133,000 Sanwa Bank Ltd                                             1,493,505
     39,000 Shizuoka Bank Ltd                                            459,842
    143,000 Sumitomo Bank                                              1,936,546
     98,000 Tokai Bank                                                   640,577
                                                                     $13,637,625

GAS
    122,000 Osaka Gas Co                                                 419,174
    136,000 Tokyo Gas Co                                                 359,004
                                                                        $778,178

INDUSTRIAL SERVICES
     51,000 Sumitomo Corp                                                376,955
                                                                        $376,955

INSURANCE
     33,000 Sumitomo Marine & Fire                                       224,001
     68,000 Tokio Marine & Fire Insurance Co                             792,659
     43,000 Yasuda Fire & Marine Insurance                               238,549
                                                                      $1,255,209

LEASING
      7,100 Acom Company Ltd                                             532,515
      3,200 Orix Corp                                                    257,706
                                                                        $790,221

MFTG - CONSUMER PRODS.
     31,000 Ajinomoto Co                                                 358,761
     23,000 Asahi Breweries Ltd                                          299,908
     37,000 Dai Nippon Printing Co Ltd                                   586,642
     12,000 Daiichi Pharmaceutical Co Ltd                                195,089
         30 Japan Tobacco Inc                                            301,684
     51,000 Kirin Brewery Co Ltd                                         576,971
     20,000 Shiseido Co Ltd                                              315,093
     34,000 Toppan Printing Co Ltd                                       409,151
                                                                      $3,043,299

MFTG - INDUSTRIAL PRODS
     70,000 Asahi Chemical Industry Co Ltd                               407,693
     57,000 Asahi Glass Co Ltd                                           436,588
    157,000 Kawasaki Steel Corp                                          301,291
      9,200 Kyocera Corp                                                 546,619
    101,000 Mitsubishi Chemical Corp                                     312,319
    170,000 Mitsubishi Heavy Industries Ltd                              745,077
     12,000 Murata Manufacturing Co Ltd                                  686,835
     50,000 New Oji Paper Co                                             299,589
    348,000 Nippon Steel Co                                              781,564
    121,000 Nissan Motor Co Ltd                                          464,410
     33,000 Ricoh Corp Ltd                                               318,026
      5,000 Rohm Co Ltd                                                  603,369
      3,200 SMC Corp                                                     295,248
     19,000 Shin-Etsu Chemical Co                                        605,045
     78,000 Sumitomo Chemical Co                                         348,395
    152,000 Sumitomo Metal Industries Ltd*                               202,531
      7,000 TDK Corp                                                     529,708
      9,000 Terumo Corp                                                  196,095
     68,000 Toray Industries Inc                                         360,714
     14,000 Toyoda Automatic Loom Works Ltd                              268,080
                                                                      $8,709,196

OTHER TRANS. SERVICES
     23,000 All Nippon Airways Co Ltd*                                    71,315
                                                                         $71,315

RAILROADS
        100 Central Japan Railway Co                                     533,814
        174 East Japan Railway Co                                      1,027,990
     71,000 Kinki Nippon Railway                                         358,778
     22,000 Seibu Railway                                                460,907
         60 West Japan Railway Co                                        248,890
                                                                      $2,630,379

REAL ESTATE
     66,000 Mitsubishi Estate Co Ltd                                     675,321
     39,000 Mitsui Fudosan                                               359,507
     34,000 Sekisui House Ltd                                            380,944
                                                                      $1,415,772

RETAIL TRADE
      4,000 FamilyMart Co Ltd                                            189,391
     20,000 Ito-Yokado Co Ltd                                          1,228,526
     16,000 Jusco Co                                                     319,115
     18,000 Marui Co                                                     298,818
     33,000 Matsushita Electric Works                                    349,275
     59,000 Nippon Oil Co                                                263,530
     19,000 Seven - Eleven Japan                                       1,622,475
                                                                      $4,271,130

SECURITIES & COMMODITIES
     95,000 Nomura Securities Co Ltd                                   1,025,392
     25,000 Yamaichi Securities Co Ltd*                                        2
                                                                      $1,025,394

TELEPHONE
        155 Nippon Telegraph & Telephone Corp                          1,688,595
                                                                      $1,688,595

TRANSPORTATION EQUIPMENT
     48,000 Honda Motor Company Ltd                                    2,115,813
     54,000 Mazda Motor Corp                                             230,336
     52,000 Nippon Express Co Ltd                                        339,898
     22,000 Suzuki Motor Company Ltd                                     313,417
    184,000 Toyota Motor Corp                                          5,227,185
                                                                      $8,226,649

WHOLESALE TRADE - INDL
     86,000 Fujitsu                                                    1,473,812
     76,000 Mitsubishi Corp                                              503,143
     76,000 Mitsui & Co                                                  557,278
      5,000 Softbank Corp                                                665,801
                                                                      $3,200,034

WHOLESALE TRADE -CONSUMER
     37,000 Bridgestone Corp                                             992,206
     23,000 Fuji Photo Film                                              869,270
                                                                      $1,861,476

TOTAL JAPAN                --- 73.6%                                 $81,600,290

MALAYSIA             --- 1.6%

AGRICULTURE
     45,000 Golden Hope Plantations Bhd#                                  38,609
     38,000 IOI Corp Bhd#                                                 24,103
     32,000 Kuala Lumpur Kepong Bhd#                                      44,636
                                                                        $107,348

AIR
     10,000 Malaysian Airline System Bhd#                                  7,896
                                                                          $7,896

COMMUNICATIONS
     66,500 Telekom Malaysia Bhd#                                        196,021
                                                                        $196,021

CONSUMER SERVICES
     49,000 Resorts World Bhd#                                            80,601
                                                                         $80,601

CREDIT INSTITUTIONS
     34,000 Technology Resources Industries Bhd#                          19,686
                                                                         $19,686

ELECTRIC
     35,000 Tenaga Nasional Bhd#                                          74,153
                                                                         $74,153

FOREIGN BANKS
     26,000 Hong Leong Bank Bhd#                                          27,234
    104,400 Malayan Banking Bhd#                                         277,513
     31,200 Public Bank Bhd#                                              29,068
     76,000 RHB Capital Bhd#*                                             78,008
                                                                        $411,823

HIGHWAYS
     36,000 UTD Engineers Bhd#*                                           28,803
                                                                         $28,803

HOLDING & INVEST. OFFICES
     18,200 AMMB Holdings Bhd#                                            23,758
     26,000 Berjaya Sports Toto Bhd#                                      44,478
     35,000 Commerce Asset-Holding Bhd#                                   54,808
     32,000 Genting Bhd#                                                 101,063
     20,000 Hong Leong Credit Bhd#                                        19,897
     68,000 Magnum Corp Bhd#                                              39,194
     10,000 Nestle Malaysia Bhd#                                          39,741
     14,000 Oriental Holdings Bhd#                                        29,661
     17,000 Rashid Hussain Bhd#*                                          13,780
    101,000 Renong Bhd#*                                                  28,974
     17,000 Tanjong PLC#                                                  35,570
     54,500 YTL Corp Bhd#                                                 93,233
                                                                        $524,157

MFTG - CONSUMER PRODS.
     13,000 Rothmans of Pall Mall Bhd#                                    94,089
                                                                         $94,089

MFTG - INDUSTRIAL PRODS
     24,000 Perusahaan Otomobil Nasional Bhd#                             48,953
                                                                         $48,953

OIL & GAS
     20,000 Petronas Gas Bhd#                                             46,584
                                                                         $46,584

REAL ESTATE
     43,333 Malaysian Resources Corp Bhd#                                 16,309
                                                                         $16,309

RETAIL TRADE
    106,000 Sime Darby Bhd#                                              121,076
                                                                        $121,076

TRANSPORTATION EQUIPMENT
     10,000 Edaran Otomobil Nasional Bhd#                                 24,345
     13,000 Malaysia International Shipping Bhd#                          20,528
                                                                         $44,873

TOTAL MALAYSIA             --- 1.6%                                   $1,822,372

NEW ZEALAND          --- 0.6%

COMMUNICATIONS
     77,200 Telecom Corp of New Zealand Ltd                              401,914
                                                                        $401,914

HOLDING & INVEST. OFFICES
    115,000 Brierley Investments Ltd*                                     32,832
                                                                         $32,832

MFTG - CONSUMER PRODS.
     50,800 Lion Nathan Ltd                                              127,970
                                                                        $127,970

MFTG - INDUSTRIAL PRODS
     74,000 Carter Holt Harvey Ltd                                       108,534
                                                                        $108,534

OIL & GAS
     18,028 Fletcher Challenge Energy                                     43,194
                                                                         $43,194

TOTAL NEW ZEALAND          --- 0.6%                                     $714,444

PHILIPPINES          --- 0.4%

CONSUMER SERVICES
    275,700 SM Prime Holdings                                             63,703
     45,620 San Miguel Corp                                               99,280
                                                                        $162,983

FOREIGN BANKS
      5,571 Metropolitan Bank & Trust Co                                  56,877
                                                                         $56,877

REAL ESTATE
    294,400 Ayala Corp                                                   108,759
    159,510 Ayala Land Inc                                                59,998
                                                                        $168,757

TELEPHONE
      3,100 Philippine Long Distance                                     102,445
                                                                        $102,445

TOTAL PHILIPPINES          --- 0.4%                                     $491,062

SINGAPORE            --- 1.6%

AIR
     22,000 Singapore Airlines Ltd                                       202,215
                                                                        $202,215

COMMUNICATIONS
    105,000 Singapore Telecommunications Ltd                             194,261
                                                                        $194,261

FOREIGN BANKS
     22,600 Development Bank of Singapore Ltd                            239,689
     30,403 Overseas Chinese Banking Corp Ltd                            284,827
     25,000 United Overseas Bank Ltd                                     192,965
                                                                        $717,481

MFTG - CONSUMER PRODS.
     24,145 Singapore Press Holdings Ltd                                 352,814
                                                                        $352,814

REAL ESTATE
     49,000 City Developments Ltd                                        326,243
                                                                        $326,243

TOTAL SINGAPORE            --- 1.6%                                   $1,793,014

THAILAND             --- 0.3%

COMMUNICATIONS
      4,600 Advanced Info Service PLC*                                    36,423
                                                                         $36,423

ELECTRONICS - HIGH TECH
      3,700 Shin Corporations PLC*                                        10,961
      2,000 Shin Corporations PLC - Foreign*                               7,218
                                                                         $18,179

FOREIGN BANKS
     35,100 Bangkok Bank PLC*                                            104,931
    136,300 Krung Thai Bank PLC*                                          94,525
     28,100 Thai Farmers Bank PLC*                                        77,950
                                                                        $277,406

MFTG - INDUSTRIAL PRODS
      1,000 Siam Cement PLC*                                              29,518
                                                                         $29,518

TELEPHONE
     12,600 Telecomasia Corp PLC*                                         10,859
                                                                         $10,859

TOTAL THAILAND             --- 0.3%                                     $372,385

TOTAL COMMON STOCK --- 95.4%                                        $105,809,702
(Cost $96,025,096)

PREFERRED STOCK

AUSTRALIA            --- 0.2%

MFTG - CONSUMER PRODS.
     32,100 News Corp Ltd (vtg)                                          251,007
                                                                        $251,007

TOTAL AUSTRALIA            --- 0.2%                                     $251,007

TOTAL PREFERRED STOCK --- 0.2%                                          $251,007
(Cost $232,637)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 4.4%

CREDIT INSTITUTIONS
  3,370,000 Associates Corporation of North America                    3,369,081
                                                                      $3,369,081

U.S. GOVERNMENTS
  1,500,000 United States of America (1)                               1,504,378
                                                                      $1,504,378

TOTAL UNITED STATES        --- 4.4%                                   $4,873,459

TOTAL SHORT-TERM INVESTMENTS --- 4.4%                                 $4,873,459
(Cost $4,873,459)

TOTAL ORCHARD INDEX PACIFIC FUND --- 100.0%                         $110,934,168
(Cost $101,131,192)


The Orchard Series Fund

Orchard Index 500 Fund

COMMON STOCK

AGENCY --- 1.1%
     45,640 Federal Home Loan Mortgage Corp                            2,863,910
     69,720 Federal National Mortgage Association (nonvtg)             4,945,728
                                                                      $7,809,638

AIR --- 0.5%
     12,240 AMR Corp*                                                    854,499
      9,600 Delta Air Lines Inc                                          608,995
      9,884 FDX Corp*                                                  1,112,563
     22,797 Southwest Airlines Co                                        742,316
      5,840 US Air Group Inc*                                            317,912
                                                                      $3,636,285

COMMUNICATIONS --- 3.7%
    211,800 AT&T Corp                                                 10,692,707
     38,480 Airtouch Communications Inc*                               3,593,070
     47,470 CBS Corp*                                                  2,162,828
     11,710 Cabletron Systems Inc*                                       110,507
     17,700 Clear Channel Communications Inc*                          1,230,150
     24,840 Comcast Corp Class A                                       1,631,665
     18,900 Gannett Company Inc                                        1,338,347
     11,200 General Instrument Corp*                                     408,800
     40,770 Mediaone Group Inc                                         3,325,283
     19,500 Nextel Communications Inc*                                   798,272
     46,720 Viacom Inc Class B*                                        1,909,680
                                                                     $27,201,309

CONSTRUCTION --- 0.0%
      3,940 Centex Corp                                                  144,054
      3,230 Kaufman & Broad Home Corp                                     78,528
      2,820 Pulte Corp                                                    63,803
                                                                        $286,385

CONSUMER SERVICES --- 9.1%
      4,450 Allergan Inc                                                 399,944
     69,100 America Online Inc                                         9,864,025
     34,200 Amgen Inc*                                                 2,101,145
      3,740 Bausch & Lomb Inc                                            280,500
     19,200 Baxter International Inc                                   1,209,600
     16,880 Becton Dickinson & Co                                        627,717
      7,680 Biomet Inc                                                   314,880
    133,700 Bristol-Myers Squibb Co                                    8,498,239
      3,540 CR Bard Inc                                                  173,460
     26,160 CVS Corp                                                   1,245,870
     41,200 Carnival Corp                                              1,699,500
     53,519 Cendant Corp*                                                963,342
     43,510 Columbia/HCA Healthcare Corp                               1,074,131
     74,020 Eli Lilly & Co                                             5,449,723
      6,570 H&R Block Inc                                                316,181
      7,440 HCR Manor Care Inc*                                          206,460
      8,570 Harrah's Entertainment Inc*                                  188,540
     28,440 Healthsouth Corp*                                            382,148
     17,580 Hilton Hotels Corp                                           274,688
     11,220 Humana Inc*                                                  152,873
     21,460 IMS Health Inc                                               643,800
     90,510 Johnson & Johnson                                          8,824,725
      4,840 King World Productions Inc*                                  170,610
     16,450 Marriott International Inc                                   688,844
     18,781 McKesson HBOC Inc                                            657,335
     39,260 Medtronic Inc                                              2,824,247
    160,320 Merck & Co Inc                                            11,259,287
     12,100 Mirage Resorts Inc*                                          271,488
     18,370 Service Corporation International                            381,178
      5,775 St Jude Medical Inc*                                         160,978
     20,820 Tenet Healthcare Corp*                                       491,873
    138,330 The Walt Disney Co                                         4,391,978
     12,540 United Healthcare Corp                                       703,808
                                                                     $66,893,117

CREDIT INSTITUTIONS --- 5.1%
     30,460 American Express Co                                        3,980,726
     48,976 Associates First Capital Corp                              2,170,225
     21,000 BB&T Corp                                                    838,677
     51,180 Bank of New York Company Inc                               2,047,200
     20,120 BankBoston Corp                                              985,880
      6,460 Bankers Trust New York Corp                                  581,801
      4,400 Capital One Financial Corp                                   764,223
     10,470 Comerica Inc                                                 681,199
      7,500 Countrywide Credit Industries Inc                            339,840
     17,830 Fifth Third Bancorp                                        1,278,179
     66,687 First Union Corp                                           3,692,793
     38,180 Fleet Financial Group Inc                                  1,644,107
      3,740 Golden West Financial Corp                                   374,468
     32,479 Household International Inc                                1,634,083
     14,220 Huntington Bancshares Inc                                    503,914
     11,740 JP Morgan & Co Inc                                         1,581,965
     30,640 Keycorp                                                      947,910
     53,912 MBNA Corp                                                  1,519,618
     17,580 Mellon Bank Corp                                           1,306,405
     10,600 Mercantile Bancorporation Inc                                604,200
     21,960 National City Corp                                         1,575,630
      7,400 Northern Trust Corp                                          689,125
     20,250 PNC Bank Corp                                              1,171,969
     14,900 Regions Financial Corp                                       562,475
     10,900 State Street Boston Corp                                     953,750
     21,570 Suntrust Banks Inc                                         1,542,255
     17,950 Synovus Financial Corp                                       397,144
      9,400 Union Planters Corp                                          402,433
     13,620 Wachovia Corp                                              1,196,858
     39,863 Washington Mutual Inc                                      1,639,366
                                                                     $37,608,418

ELECTRIC --- 1.9%
     12,100 AES Corp*                                                    605,000
      9,170 Ameren Corp                                                  354,760
     12,840 American Electric Power Company Inc                          532,051
     10,010 Baltimore Gas & Electric Co                                  281,531
     10,310 Carolina Power & Light Co                                    415,617
     14,260 Central & South West Corp                                    353,819
     10,620 Cinergy Corp                                                 316,603
     15,870 Consolidated Edison Inc                                      721,085
      9,710 DTE Energy Co                                                396,285
     13,130 Dominion Resources Inc                                       539,971
     24,364 Duke Power Co                                              1,364,384
     23,720 Edison International                                         581,140
     16,570 Entergy Corp                                                 517,813
     12,330 FPL Group Inc                                                695,104
     15,890 Firstenergy Corp                                             471,726
      8,590 GPU Inc                                                      327,494
      7,800 New Century Energies Inc                                     273,000
     12,610 Niagara Mohawk Holdings Inc*                                 168,659
     10,200 Northern States Power Co                                     246,075
     10,167 PP&L Resources Inc                                           284,035
     20,020 PacifiCorp                                                   334,074
     15,060 Peco Energy Co                                               714,401
     14,980 Public Service Enterprise Group Inc                          599,200
     46,910 Southern Co                                                1,269,478
     19,181 Texas Utilities Co                                           762,445
     14,760 Unicom Corp                                                  572,865
                                                                     $13,698,615

ELECTRONICS - HIGH TECH --- 15.2%
      4,100 Adobe Systems Inc                                            259,838
      9,700 Advanced Micro Devices Inc*                                  159,439
      5,760 Andrew Corp*                                                  80,277
      9,290 Apple Computer Inc*                                          427,340
     24,760 Applied Materials Inc*                                     1,327,755
     14,700 Ascend Communications Inc*                                 1,420,388
      5,860 Black & Decker Corp                                          332,555
     26,660 Boston Scientific Corp*                                    1,134,703
      1,520 Briggs & Stratton Corp                                       100,224
    106,252 Cisco Systems Inc*                                        12,116,123
    113,547 Compaq Computer Corp                                       2,533,461
      3,330 Data General Corp*                                            38,918
    171,280 Dell Computer Corp*                                        7,054,509
     21,750 Eastman Kodak Co                                           1,623,094
     29,440 Emerson Electric Co                                        1,898,880
     10,600 Gateway 2000 Inc*                                            701,582
    220,580 General Electric Co                                       23,267,997
      5,360 Harris Corp                                                  185,252
     68,270 Hewlett-Packard Co                                         5,384,796
      8,590 Honeywell Inc                                                813,903
    224,280 Intel Corp                                                13,719,827
     62,080 International Business Machines Corp                      12,983,136
      5,760 Johnson Controls Inc                                         420,117
      6,000 KLA-Tencor Corp*                                             297,750
      9,490 LSI Logic Corp*                                              322,660
      6,170 Maytag Corp                                                  421,874
     16,650 Micron Technology Inc*                                       618,131
     40,350 Motorola Inc                                               3,233,044
     11,200 National Semiconductor Corp*                                 140,000
     44,664 Northern Telecom Ltd                                       3,090,191
     22,860 Novell Inc*                                                  508,635
     26,010 PG&E Corp                                                    807,923
      3,430 Perkin-Elmer Corp                                            370,869
      2,930 Polaroid Corp                                                 60,431
     22,680 Raytheon Co                                                1,593,270
      5,050 Scientific-Atlanta Inc                                       160,338
     16,490 Seagate Technology Inc*                                      459,659
     12,630 Silicon Graphics Inc*                                        161,033
     17,100 Solectron Corp*                                              829,350
     51,740 Sun Microsystems Inc*                                      3,094,673
      3,130 Tektronix Inc                                                 75,903
     13,030 Tellabs Inc*                                               1,427,593
     26,180 Texas Instruments Inc                                      2,673,633
     10,710 Thermo Electron Corp*                                        172,024
      3,740 Thomas & Betts Corp                                          157,080
     17,730 Unisys Corp*                                                 557,378
      6,380 WW Grainger Inc                                              320,193
     44,080 Xerox Corp                                                 2,589,700
                                                                    $112,127,449

ENVIRONMENTAL SERVICES --- 0.4%
     10,660 Browning-Ferris Industries Inc                               425,068
     22,230 Laidlaw Inc Class B                                          140,316
     40,286 Waste Management Inc                                       2,276,159
                                                                      $2,841,543

FINANCIAL SERVICES --- 0.1%
      8,000 AmSouth Bancorp                                              380,496
                                                                        $380,496

FORESTRY --- 0.4%
      3,730 Boise Cascade Corp                                           150,133
      5,970 Georgia-Pacific Group                                        552,225
     20,720 International Paper Co                                     1,104,625
      7,280 Louisiana-Pacific Corp                                       151,511
     13,350 Weyerhaeuser Co                                              896,119
                                                                      $2,854,613

GAS --- 0.7%
      5,560 Columbia Gas System Inc                                      267,225
      6,570 Consolidated Natural Gas Co                                  390,915
      1,610 Eastern Enterprises                                           57,859
     23,590 Enron Corp                                                 1,775,148
      3,130 Nicor Inc                                                    113,854
      2,220 Oneok Inc                                                     62,020
      2,320 Peoples Energy Corp                                           86,710
     19,144 Reliant Energy Inc                                           542,005
      7,360 Sonat Inc                                                    263,120
     11,430 Tenneco Inc                                                  308,610
     28,740 Williams Companies Inc                                     1,357,965
                                                                      $5,225,431

HIGHWAYS --- 0.0%
      4,760 Ryder System Inc                                             125,545
                                                                        $125,545

HOLDING & INVEST. OFFICES --- 3.8%
     79,118 Bank One Corp                                              4,667,962
    116,451 Bank of America Corp                                       8,391,692
     56,860 Chase Manhattan Corp                                       4,705,165
     11,200 Cincinnati Financial Corp                                    452,200
     46,200 Firstar Corp                                               1,388,864
      7,480 MGIC Investment Corp                                         363,244
      7,180 Republic New York Corp                                       421,825
     11,300 SLM Holding Corp                                             482,363
     11,200 Southtrust Corp                                              446,242
     11,700 Summit Bancorp                                               495,788
     49,049 U S Bancorp                                                1,817,854
    110,660 Wells Fargo Co                                             4,779,073
                                                                     $28,412,272

INDUSTRIAL SERVICES --- 7.5%
      4,030 Autodesk Inc                                                 119,893
     41,440 Automatic Data Processing Inc                              1,844,080
     15,900 BMC Software Inc*                                            684,686
      9,700 Ceridian Corp*                                               355,263
     36,505 Computer Associates International Inc                      1,558,289
     10,800 Computer Sciences Corp*                                      643,270
     25,000 Compuware Corp*                                              609,375
      5,360 Deluxe Corp                                                  185,590
     11,230 Dun & Bradstreet Corp                                        412,703
      2,930 EG&G Inc                                                      91,563
     33,100 Electronic Data Systems Corp                               1,779,125
      9,900 Equifax Inc                                                  355,776
     29,740 First Data Corp                                            1,262,076
      5,060 Fluor Corp                                                   168,878
      2,730 Foster Wheeler Corp                                           36,855
      9,290 Interpublic Group of Companies Inc                           720,551
    177,920 Lucent Technologies Inc                                   10,694,247
    339,600 Microsoft Corp*                                           27,610,362
      2,730 National Service Industries Inc                              106,298
     11,300 Omnicom Group Inc                                            819,250
     96,902 Oracle Systems Corp*                                       2,622,362
     18,300 Parametric Technology Corp*                                  239,035
     11,000 Paychex Inc                                                  561,682
     15,700 Peoplesoft Inc                                               214,886
     18,320 Pitney Bowes Inc                                           1,281,246
      1,710 Shared Medical Systems Corp                                   92,874
                                                                     $55,070,215

INSURANCE --- 5.1%
     11,420 AON Corp                                                     782,270
      9,710 Aetna Inc                                                    851,441
     55,160 Allstate Corp                                              2,006,445
     16,972 American General Corp                                      1,255,928
     82,627 American International Group Inc                           9,703,467
     10,930 Chubb Capital Corp                                           647,603
     13,850 Cigna Corp                                                 1,207,540
    151,959 Citigroup Inc                                             11,431,722
     21,731 Conseco Inc                                                  685,874
     15,680 Hartford Financial Services Group Inc                        924,132
      7,075 Jefferson-Pilot Corp                                         476,678
      6,880 Lincoln National Corp                                        660,907
      7,580 Loews Corp                                                   554,757
      6,660 MBIA Inc                                                     447,885
     17,250 Marsh & McLennan Companies Inc                             1,320,695
      4,800 Progressive Corp                                             688,800
      9,100 Provident Companies Inc                                      358,313
      9,455 Providian Financial Corp                                   1,220,281
      9,290 SafeCo Corp                                                  369,278
     16,008 St Paul Companies Inc                                        459,221
      9,400 Torchmark Corp                                               321,358
      8,500 TransAmerica Corp                                            605,625
      9,300 Unum Corp                                                    508,013
                                                                     $37,488,233

MFTG - CONSUMER PRODS. --- 8.2%
      2,420 Adolph Coors Co Class B                                      129,470
      3,640 Alberto-Culver Co Class B                                     90,545
      4,750 American Greetings Corp Class A                              124,388
     32,170 Anheuser-Busch Companies Inc                               2,352,431
     39,981 Archer-Daniels-Midland Co                                    599,715
     17,700 Avon Products Inc                                            961,322
     19,220 Bestfoods                                                    964,594
      4,650 Brown-Forman Corp Class B                                    342,645
      6,470 Brunswick Corp                                               155,280
     29,840 Campbell Soup Co                                           1,223,440
    165,880 Coca-Cola Co                                              11,276,647
     26,600 Coca-Cola Enterprises Inc                                    917,700
     19,620 Colgate-Palmolive Co                                       2,009,814
     33,160 ConAgra Inc                                                  824,855
      6,270 Dow Jones & Company Inc                                      341,715
      4,850 Fruit of the Loom Inc*                                        51,832
     10,410 General Mills Inc                                            761,231
     74,640 Gillette Co                                                3,895,238
     24,270 HJ Heinz Co                                                1,133,093
      4,750 Harcourt General Inc                                         226,513
     13,185 Hasbro Inc                                                   449,938
      9,610 Hershey Foods Corp                                           505,726
      9,890 Ikon Office Solutions Inc                                    119,293
      7,080 International Flavors & Fragrances Inc                       279,660
      2,330 Jostens Inc                                                   49,948
     27,320 Kellogg Co                                                 1,010,840
      5,370 Knight-Ridder Inc                                            288,970
      4,450 Liz Claiborne Inc                                            147,126
     22,840 Masco Corp                                                   670,925
     19,300 Mattel Inc                                                   499,388
     13,340 McGraw-Hill Companies Inc                                    737,035
      3,440 Meredith Corp                                                126,203
     12,240 New York Times Co Class A                                    422,280
     98,770 Pepsico Inc                                                3,648,267
    163,830 Philip Morris Companies Inc                                5,744,207
     16,280 Pioneer Hi-Bred International Inc                            608,465
      9,300 Quaker Oats Co                                               600,427
     21,900 RJR Nabisco Holdings Corp                                    563,925
      9,110 RR Donnelley & Sons Co                                       322,266
     22,340 Ralston-Ralston Purina Group                                 681,370
      2,530 Russell Corp                                                  55,976
     61,320 Sara Lee Corp                                              1,364,370
     26,780 Seagram Company Ltd                                        1,536,503
      1,110 Springs Industries Inc Class A                                41,486
      4,970 The Times Mirror Co Class A                                  290,745
     82,560 Time Warner Inc                                            5,779,200
      7,990 Tribune Co                                                   666,662
      3,840 Tupperware Corp                                               90,958
     12,540 UST Inc                                                      349,553
     43,080 Unilever NV ADR                                            2,797,486
      8,180 VF Corp                                                      421,270
      5,050 Whirlpool Corp                                               335,194
      7,580 Willamette Industries Inc                                    354,365
      7,880 Wm Wrigley Jr Co                                             698,854
                                                                     $60,641,349

MFTG - INDUSTRIAL PRODS --- 10.5%
     24,130 3Com Corp*                                                   630,396
    102,080 Abbott Laboratories                                        4,944,449
     15,560 Air Products & Chemicals Inc                                 731,320
     15,270 Alcan Aluminium Ltd                                          484,823
     13,230 Allegheny Teledyne Inc                                       296,021
      6,760 Alza Corp*                                                   226,879
     88,660 American Home Products Corp                                5,408,260
      2,630 Armstrong World Industries Inc                               143,993
      2,020 Ball Corp                                                    110,973
      3,440 Bemis Company Inc                                            120,400
      8,680 Bethlehem Steel Corp*                                         79,205
      4,850 Case Corp                                                    167,931
     24,080 Caterpillar Inc                                            1,550,150
      6,370 Champion International Corp                                  348,356
      7,880 Clorox Co                                                    909,155
      6,380 Cooper Industries Inc                                        308,633
      5,060 Cooper Tire & Rubber Co                                      111,001
     15,770 Corning Inc                                                  902,833
      4,595 Crane Co                                                     132,966
      8,190 Crown Cork & Seal Company Inc                                266,175
      9,000 Danaher Corp                                                 597,933
     16,190 Deere & Co                                                   696,170
     15,060 Dover Corp                                                   556,271
     14,880 Dow Chemical Co                                            1,952,063
     75,700 EI DuPont De Nemours & Co                                  5,346,313
     33,740 EMC Corp*                                                  3,675,534
      5,450 Eastman Chemical Co                                          303,494
      8,680 Ecolab Inc                                                   364,013
      9,610 Engelhard Corp                                               184,387
     14,860 Fort James Corp                                              564,680
     10,510 Goodyear Tire & Rubber Co                                    601,035
      3,940 Great Lakes Chemical Corp                                    188,379
     20,200 Guidant Corp                                               1,084,477
      3,130 Harnischfeger Industries Inc                                  30,518
      6,770 Hercules Inc                                                 255,987
      6,190 ITT Industries Inc                                           222,840
     16,780 Illinois Tool Works Inc                                    1,292,060
     11,220 Ingersoll-Rand Co                                            776,278
     36,420 Kimberly-Clark Corp                                        2,232,983
      4,750 Mallinckrodt Inc                                             166,545
      6,880 Mead Corp                                                    287,667
      2,530 Milacron Inc                                                  58,190
      2,930 Millipore Corp                                                89,913
     27,010 Minnesota Mining & Manufacturing Co                        2,403,890
     42,140 Monsanto Co                                                1,906,835
      5,870 Moore Corporation Ltd                                         58,700
      8,100 Morton International Inc                                     327,038
        630 Nacco Industries Inc Class A                                  50,912
      4,350 Nalco Chemical Co                                            159,045
      5,860 Nucor Corp                                                   343,906
     10,400 Owens-Illinois Inc*                                          301,600
     11,940 PPG Industries Inc                                           775,348
      8,280 Pall Corp                                                    152,658
      7,275 Parker Hannifin Corp                                         341,467
     87,360 Pfizer Inc                                                10,048,626
     34,180 Pharmacia & Upjohn Inc                                     1,914,080
      2,020 Potlatch Corp                                                 83,703
     10,610 Praxair Inc                                                  549,068
      5,260 Raychem Corp                                                 139,059
      4,440 Reynolds Metals Co                                           276,945
     12,860 Rockwell International Corp                                  663,898
     11,220 Rohm & Haas Co                                               502,791
     98,920 Schering-Plough Corp                                       4,779,023
      5,712 Sealed Air Corp*                                             347,358
     11,520 Sherwin-Williams Co                                          358,560
      6,770 Sigma Aldrich Corp                                           220,025
      3,940 Snap-On Inc                                                  128,294
      3,840 Temple-Inland Inc                                            264,960
      4,940 The BF Goodrich Co                                           196,365
      5,960 The Stanley Works                                            181,405
      4,140 The Timken Co                                                 92,372
     54,960 Tyco International Ltd                                     4,465,500
     20,710 USX-Marathon Group                                           647,188
      5,860 USX-US Steel Group                                           177,265
      4,750 Union Camp Corp                                              377,031
      8,890 Union Carbide Corp                                           461,169
      4,860 WR Grace & Co*                                                77,454
     55,200 Warner-Lambert Co                                          3,750,122
      6,400 Watson Pharmaceuticals Inc*                                  259,200
      6,770 Westvaco Corp                                                202,254
      6,160 Worthington Industries Inc                                    85,082
                                                                     $77,471,845

MINING --- 0.5%
     24,660 Alcoa Inc                                                  1,535,085
      2,630 Asarco Inc                                                    48,326
     25,070 Barrick Gold Corp                                            504,534
     15,470 Battle Mountain Gold Co                                       43,502
      6,070 Cyprus Amax Minerals Co                                       93,326
     11,140 Freeport-McMoRan Copper & Gold Inc Class B                   170,576
     17,510 Homestake Mining Co                                          167,431
     11,120 Inco Ltd                                                     213,359
     11,213 Newmont Mining Corp                                          269,807
      3,850 Phelps Dodge Corp                                            243,513
     16,780 Placer Dome Inc                                              237,018
                                                                      $3,526,477

OIL & GAS --- 6.2%
      6,070 Amerada Hess Corp                                            345,990
      8,100 Anadarko Petroleum Corp                                      307,290
      6,500 Apache Corp                                                  199,466
      4,940 Ashland Inc                                                  208,715
     21,940 Atlantic Richfield Co                                      1,841,578
     22,008 Baker Hughes Inc                                             657,489
     11,920 Burlington Resources Inc                                     549,059
     43,890 Chevron Corp                                               4,378,028
     14,260 Coastal Corp                                                 545,445
    163,580 Exxon Corp                                                13,584,089
     29,810 Halliburton Co                                             1,270,651
      3,320 Helmerich & Payne Inc                                         85,490
      5,742 Kerr-McGee Corp                                              243,317
      3,940 McDermott International Inc                                  114,260
     52,480 Mobil Corp                                                 5,497,280
     23,250 Occidental Petroleum Corp                                    469,348
     17,300 Phillips Petroleum Co                                        875,813
      5,560 Rowan Companies Inc*                                          88,960
    144,300 Royal Dutch Petroleum Co ADR                               8,468,534
     36,660 Schlumberger Ltd                                           2,341,658
     16,161 Sempra Energy                                                335,341
      6,250 Sunoco Inc                                                   223,438
     35,900 Texaco Inc                                                 2,252,725
     16,890 Union Pacific Resources Group Inc                            236,460
     16,390 UnoCal Corp                                                  681,201
                                                                     $45,801,625

OTHER TRANS. SERVICES --- 0.0%
      2,320 FMC Corp*                                                    150,800
                                                                        $150,800

RAILROADS --- 0.6%
     31,630 Burlington Northern Santa Fe Corp                          1,158,449
     14,660 CSX Corp                                                     722,005
      7,400 Kansas City Southern Industries Inc                          440,759
     25,570 Norfolk Southern Corp                                        835,807
     16,680 Union Pacific Corp                                         1,000,800
                                                                      $4,157,820

RETAIL TRADE --- 6.7%
     16,490 Albertson's Inc                                              849,235
     18,720 American Stores Co                                           590,841
     10,210 Autozone Inc*                                                306,300
      6,870 Circuit City Stores Inc                                      422,505
      7,300 Consolidated Stores Corp*                                    250,938
      9,320 Darden Restaurants Inc                                       207,948
     29,620 Dayton Hudson Corp                                         1,993,781
      7,180 Dillards Inc Class A                                         198,793
     11,925 Dollar General Corp                                          418,114
     14,250 Federated Department Stores Inc*                             665,290
     11,530 Fortune Brands Inc                                           455,435
     10,400 Fred Meyer Inc*                                              562,900
     38,347 Gap Inc                                                    2,552,453
     12,035 Genuine Parts Co                                             361,050
      2,520 Great Atlantic & Pacific Tea Co Inc                           77,490
     99,180 Home Depot Inc                                             5,944,552
     17,870 JC Penney & Co Inc                                           815,319
     33,160 K Mart Corp*                                                 493,255
     10,600 Kohls Corp*                                                  704,232
     17,380 Kroger Co*                                                   943,943
     15,300 Limited Inc                                                  669,375
      2,530 Longs Drug Stores Corp                                        86,969
     25,060 Lowe's Companies Inc                                       1,321,915
     23,535 May Department Stores Co                                     936,975
     91,060 McDonald's Corp                                            3,858,668
     18,889 Newell Rubbermaid Inc                                        896,037
      9,620 Nordstrom Inc                                                338,499
      3,740 Owens Corning                                                133,238
      3,656 Pep Boys - Manny Moe & Jack                                   52,325
     17,380 Rite Aid Corp                                                405,163
     32,700 Safeway Inc*                                               1,763,740
     25,790 Sears Roebuck & Co                                         1,186,340
     31,000 Staples Inc*                                                 930,000
     21,900 TJX Companies Inc                                            729,533
      6,780 Tandy Corp                                                   491,123
     17,000 Toys R Us Inc*                                               369,750
     10,217 Tricon Global Restaurants*                                   657,719
    299,280 Wal-Mart Stores Inc                                       13,763,687
     67,120 Walgreen Co                                                1,803,850
      8,390 Wendy's International Inc                                    227,050
     10,010 Winn-Dixie Stores Inc                                        358,478
                                                                     $49,794,808

SECURITIES & COMMODITIES --- 1.4%
      7,475 Bear Stearns Companies Inc                                   348,522
     26,975 Charles Schwab & Company Inc                               2,960,506
     17,000 Franklin Resources Inc                                       680,000
      7,800 Lehman Brothers Holdings Inc                                 433,384
     23,840 Merrill Lynch & Co Inc                                     2,001,058
     38,821 Morgan Stanley Group                                       3,850,539
                                                                     $10,274,009

TELEPHONE --- 6.4%
     18,640 Alltel Corp                                                1,257,026
     73,920 Ameritech Corp                                             5,058,863
    104,466 Bell Atlantic Corp                                         6,019,853
    131,200 Bellsouth Corp                                             5,871,200
      9,300 Century Telephone Enterprises Inc                            374,325
     11,720 Frontier Corp                                                646,792
     64,930 GTE Corp                                                   4,346,219
    123,333 MCI Worldcom Inc*                                         10,133,176
    131,668 SBC Communications Inc                                     7,373,408
     30,020 Sprint Corp                                                3,078,911
     29,560 Sprint Corp PCS Group                                      1,252,605
     33,806 US West Inc                                                1,768,459
                                                                     $47,180,837

TRANSPORTATION EQUIPMENT --- 2.9%
     37,420 Allied-Signal Inc                                          2,198,425
      2,730 Cummins Engine Company Inc                                   146,055
     11,103 Dana Corp                                                    523,229
      4,850 Eaton Corp                                                   444,682
      2,420 Fleetwood Enterprises Inc                                     59,743
     81,400 Ford Motor Co                                              5,204,472
      8,480 General Dynamics Corp                                        595,720
     43,970 General Motors Corp Series D                               3,910,560
     26,380 Lockheed Martin Corp                                       1,135,976
      4,450 Navistar International Corp*                                 232,788
      4,740 Northrop Grumman Corp                                        303,061
      5,360 Paccar Inc                                                   300,160
      8,190 TRW Inc                                                      343,464
     10,620 Textron Inc                                                  978,368
     63,048 The Boeing Co                                              2,561,325
     15,180 United Technologies Corp                                   2,199,203
                                                                     $21,137,231

WHOLESALE TRADE -CONSUMER --- 1.8%
      7,780 Avery Dennison Corp                                          530,985
     18,300 Cardinal Health Inc                                        1,094,560
     14,660 Costco Companies Inc*                                      1,186,536
     19,010 Nike Inc Class B                                           1,182,175
     89,320 Procter & Gamble Co                                        8,379,288
      3,740 Reebok International Ltd*                                     70,357
      8,100 SuperValu Inc                                                169,088
     22,460 Sysco Corp                                                   666,770
                                                                     $13,279,759

TOTAL COMMON STOCK --- 99.5%                                        $735,076,124
(Cost $535,741,378)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.3%
  2,002,000 Associates Corporation of North America                    2,001,454
                                                                      $2,001,454

U.S. GOVERNMENTS --- 0.2%
  1,650,000 United States of America (1)                               1,657,337
                                                                      $1,657,337

TOTAL SHORT-TERM INVESTMENTS --- 0.5%                                 $3,658,791
(Cost $3,658,791)

TOTAL ORCHARD INDEX 500 FUND --- 100.0%                             $738,734,915
(Cost $539,400,169)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AGRICULTURE --- 0.4%
     15,166 Delta & Pine Land Co                                         515,644
                                                                        $515,644

AIR --- 0.6%
     13,250 Air Express International Corp                               289,844
     11,200 Mesa Air Group Inc*                                           75,600
      8,400 Offshore Logistics Inc*                                      103,950
      7,600 Pittston Burlington Group                                     67,921
      9,500 Skywest Inc                                                  247,000
                                                                        $784,315

COMMUNICATIONS --- 1.2%
      5,800 Adaptive Broadband Corp*                                      87,725
     10,800 Allen Group Inc*                                             101,250
     19,400 CommScope Inc*                                               472,875
     19,600 General Communication Inc Class A*                            90,650
     17,650 HA-LO Industries Inc*                                        207,388
      6,500 Metro Networks Inc*                                          292,500
     15,200 Picturetel Corp*                                             125,400
     19,300 TALK.com Inc*                                                231,600
      8,900 TCSI Corp*                                                    17,239
                                                                      $1,626,627

CONSTRUCTION --- 2.1%
     10,900 Apogee Enterprises Inc                                       133,525
     25,425 DR Horton Inc                                                491,008
      8,750 Dycom Industries Inc*                                        399,761
      9,200 Geon Co                                                      281,750
     10,400 Insituform Technologies Inc Class A*                         198,245
      7,200 MDC Holdings Inc                                             141,300
     21,000 Morrison Knudsen Corp*                                       228,375
      5,000 Southern Energy Homes Inc*                                    23,435
     11,700 Standard Pacific Corp                                        161,600
      5,900 The Ryland Group Inc                                         154,875
     14,500 Toll Brothers Inc*                                           309,938
      5,300 US Home Corp*                                                181,525
                                                                      $2,705,337

CONSUMER SERVICES --- 7.5%
     12,900 American Oncology Resources*                                 115,287
      4,700 Anchor Gaming Co*                                            222,075
      3,400 Angelica Corp                                                 55,675
     17,800 Aztar Corp*                                                  123,479
      8,800 Biomatrix Inc*                                               289,846
      3,900 CPI Corp                                                     103,592
      4,400 Carmike Cinemas Inc Class A*                                  94,873
     14,750 Central Parking Corp                                         467,383
      5,700 Cooper Companies Inc*                                         89,775
     23,200 Coventry Health Care Inc*                                    213,138
      5,000 Curative Technologies Inc*                                    28,125
      5,900 Datascope Corp*                                              167,778
     27,400 DeVry Inc*                                                   722,675
      5,400 Diagnostic Products Corp                                     124,200
      9,820 Enzo Biochem Inc*                                            101,883
     10,200 Family Golf Centers Inc*                                      73,307
      8,300 Franklin Covey Co*                                            80,402
      8,000 G&K Services Inc Class A                                     374,000
      3,000 GC Companies Inc*                                            105,375
     13,900 Genesis Health Ventures Inc*                                  96,424
     10,100 Hollywood Park Inc*                                          130,038
      8,000 IDEC Pharmaceuticals Corp*                                   406,000
     10,900 Incyte Pharmaceuticals Inc*                                  196,876
      4,400 Insurance Auto Actions Inc*                                   55,000
     20,832 Integrated Health Services Inc*                              100,244
     18,700 Interim Services Inc*                                        324,913
     11,300 Jones Pharmaceuticals Inc                                    363,013
     12,500 Magellan Health Services Inc*                                 67,963
     28,965 Mariner Post-Acute Network Inc*                               99,553
     12,700 Medquist Inc*                                                434,975
      8,100 NCS HealthCare Inc Class A*                                  105,300
      8,400 NFO Worldwide Inc*                                            95,021
     12,700 North American Vaccine Inc*                                   68,263
     18,800 Orthodontic Centers of America Inc*                          232,650
      6,000 Pediatrix Medical Group*                                     113,622
     30,000 Phycor Inc*                                                  150,000
     12,600 Players International Inc*                                    75,197
     20,600 Prime Hospitality Corp*                                      251,052
      4,863 Priority Healthcare Corp*                                    246,491
     14,150 Regis Corp                                                   362,594
     17,300 Renal Care Group Inc*                                        361,138
     23,050 Rollins Truck Leasing Corp                                   239,144
     10,650 Sierra Health Services Inc*                                  133,125
     12,800 Superior Services Inc*                                       235,200
     12,250 The Marcus Corp                                              152,353
     12,900 Universal Health Services Inc Class B*                       668,375
     11,800 Varian Medical Systems Inc                                   202,807
     11,300 Westwood One Inc*                                            387,025
                                                                      $9,907,224

CREDIT INSTITUTIONS --- 5.8%
      7,200 Anchor Bancorp Wisconsin Inc                                 132,300
      8,800 Carolina First Corp                                          237,600
     10,708 Commerce Bancorp Inc                                         472,491
     23,950 Commercial Federal Corp                                      580,788
     10,500 Cullen/Frost Bankers Inc                                     566,339
     11,400 First Midwest Bancorp Inc                                    455,282
     35,200 FirstMerit Corp                                              978,982
     17,015 Hubco Inc                                                    601,906
      9,200 Investment Technology Group Inc*                             318,550
      9,800 Premier Bancshares Inc                                       192,325
     12,100 Riggs National Corp                                          204,188
     16,350 St Paul Bancorp Inc                                          396,488
     14,150 Susquehanna Bancshares Inc                                   261,775
     10,560 Trustco Bank Corp                                            282,480
      7,300 US Trust Corp                                                667,038
     16,800 UST Corp                                                     406,342
     17,000 United Bankshares Inc                                        459,000
      9,200 Whitney Holding Corp                                         372,600
                                                                      $7,586,474

ELECTRIC --- 1.8%
      3,000 Bangor Hydro Electric Co*                                     36,186
      6,600 Central Hudson Gas & Electric Corp                           245,025
      4,500 Central Vermont Public Service Corp                           48,375
      8,500 Commonwealth Energy System Co                                344,777
      8,000 Eastern Utilities Associates                                 229,000
     11,700 Energen Corp                                                 201,825
      2,100 Green Mountain Power Corp                                     20,080
      5,300 Orange & Rockland Utilities Inc                              308,391
      4,200 Pennsylvania Enterprises Inc                                 107,100
     12,200 Sierra Pacific Resources                                     434,625
      5,200 TNP Enterprises Inc                                          162,500
      5,600 United Illuminating Co                                       220,500
                                                                      $2,358,384

ELECTRONICS - HIGH TECH --- 13.9%
      8,100 ADAC Laboratories*                                            58,725
      4,100 Alliant Techsystems Inc*                                     335,688
      5,100 Analogic Corp                                                187,425
     16,500 Anixter International Inc*                                   259,875
     16,600 Applied Magnetics Corp*                                       48,754
     20,200 Aspect Telecommunications Corp*                              160,954
      9,800 Aspen Technology Inc*                                         83,908
     10,300 Auspex Systems Inc*                                           73,388
     14,533 Baldor Electric Co                                           280,661
     12,200 Ballard Medical Products Co                                  291,275
      4,500 Benchmark Electronics Inc*                                   151,313
     14,500 Burr Brown Corp*                                             384,250
      3,700 C COR Electronics Inc*                                        90,188
     14,800 C-Cube Microsystems Inc*                                     334,850
      5,300 CTS Corp                                                     282,888
     11,150 Cable Design Technologies Co*                                165,856
      2,500 Centigram Communications Corp*                                22,500
     12,300 Checkpoint Systems Inc*                                      120,688
     15,800 Cognex Corp*                                                 458,200
      9,500 Coherent Inc*                                                141,313
      5,800 Customtracks Corp*                                           216,050
     11,300 Dallas Semiconductor Corp                                    480,250
      6,900 Daniel Industries Inc                                        113,415
      5,800 Digi International Inc*                                       44,225
     24,400 Digital Microwave Corp*                                      311,100
      8,900 Dionex Corp*                                                 364,900
      5,000 Electro Scientific Industries Inc*                           190,625
      7,700 Electroglas Inc*                                             105,390
      6,800 Esterline Technologies Corp*                                  96,050
      8,300 Etec Systems Inc*                                            256,263
      8,900 Exabyte Corp*                                                 40,878
      5,900 FactSet Research Systems Inc                                 275,088
     14,500 General Semiconductor Inc*                                   108,750
     10,200 HNC Software Inc*                                            219,300
      5,200 Hadco Corp*                                                  136,500
     16,250 Harbinger Corp*                                              177,726
      6,900 Harman International Industries Inc                          316,965
      4,250 Harmon Industries Inc                                         93,500
      5,400 Hologic Inc*                                                  36,785
      9,700 Hutchinson Technology Inc*                                   214,001
     19,900 Input/Output Inc*                                            144,275
      4,700 Integrated Circuit Systems Inc*                               95,175
     10,300 Inter-Tel Inc                                                142,913
     20,400 International Rectifier Corp*                                198,900
     11,200 Intervoice Inc*                                              111,642
     11,800 Invacare Corp                                                272,875
      7,300 Juno Lighting Inc                                            166,075
     15,500 Kemet Corp*                                                  239,274
     21,100 Komag Inc*                                                    79,125
      9,200 Lattice Semiconductor Corp*                                  376,050
     16,300 Macromedia Inc*                                              675,423
      6,500 Marshall Industries*                                         104,813
      9,500 Mentor Corp                                                  137,750
     14,000 Methode Electronics Inc Class A                              208,250
      7,800 Micrel Inc*                                                  459,225
     12,300 National Computer Systems Inc                                344,400
      8,400 Network Equipment Technologies Inc*                           64,571
      6,900 Oak Industries Inc*                                          288,075
     17,200 P-Com Inc*                                                   100,500
      4,000 Park Electrochemical Corp                                     95,500
      6,000 Plexus Corp*                                                 200,250
     19,500 Read-Rite Corp*                                              120,647
      8,100 Resound Corp*                                                 40,500
     12,500 Respironics Inc*                                             176,563
      7,900 Royal Appliance Manufacturing Co*                             34,563
     22,500 Sanmina Corp*                                              1,496,136
     16,100 Security Dynamics Technologies Inc*                          352,188
      3,800 Spacelabs Inc*                                                64,125
      6,100 Standard Microsystems Corp*                                   44,988
     12,300 Summit Technology Inc*                                       214,475
      8,700 Sunrise Medical Inc*                                          63,075
      5,900 Symmetricom Inc*                                              41,300
      6,300 Technitrol Inc                                               184,275
      6,200 Thomas Industries Inc                                        123,225
      3,000 Three Five Systems Inc*                                       34,500
      8,700 Trimble Navigation Ltd*                                      100,859
     12,500 Unitrode Corp*                                               221,088
     18,000 VLSI Technology Inc*                                         339,750
     10,600 Valence Technology Inc*                                       75,525
     16,500 Vicor Corp*                                                  232,023
     12,000 Visx Inc*                                                  1,547,698
      4,900 Vital Signs Inc                                              102,900
      2,500 Watkins Johnson Co                                            63,438
      8,300 X-Rite Inc                                                    57,063
     12,300 Zebra Technologies Corp Class A*                             408,975
                                                                     $18,375,400

ENVIRONMENTAL SERVICES --- 0.0%
      5,300 Tetra Technologies Inc*                                       49,688
                                                                         $49,688

FINANCIAL SERVICES --- 0.6%
     25,000 AmeriCredit Corp*                                            414,050
     18,875 Raymond James Financial Inc                                  406,983
                                                                        $821,033

GAS --- 2.0%
     12,200 Atmos Energy Corp                                            308,050
      4,300 Cascade Natural Gas Corp                                      67,992
      4,000 Connecticut Energy Corp                                      149,500
      7,000 New Jersey Resources Corp                                    258,125
      9,800 Northwest Natural Gas Co                                     221,108
     12,100 Piedmont Natural Gas Company Inc                             385,688
     15,800 Pogo Producing Co                                            303,155
      8,200 Public Service Company of North Carolina Inc                 232,158
     11,900 Southwest Gas Corp                                           339,888
      9,800 Southwestern Energy Co                                        77,175
     14,700 Wicor Inc                                                    347,288
                                                                      $2,690,127

HOLDING & INVEST. OFFICES --- 2.7%
      9,100 Banknorth Group Inc                                          240,577
     11,100 Centura Banks Inc                                            661,138
      5,300 Cilcorp Inc                                                  320,650
      5,000 Dain Rauscher Corp                                           214,375
     11,041 Downey Financial Corp                                        220,820
     14,100 Eaton Vance Corp                                             321,649
     11,700 First BanCorp                                                302,000
      3,700 JSB Financial Inc                                            182,454
     10,000 MAF Bancorp Inc                                              222,500
     10,200 Pioneer Group Inc                                            189,975
      9,975 Provident Bankshares Corp                                    248,128
      8,350 Queens County Bancorp Inc                                    293,294
      8,100 Silicon Valley Bancshares*                                   142,252
      7,000 WHX Corp*                                                     59,059
                                                                      $3,618,871

INDUSTRIAL PRODS & SVCS --- 0.5%
      9,100 Dendrite International Inc*                                  235,463
     17,624 InaCom Corp*                                                 170,724
      8,100 Kroll-O'Gara Co*                                             193,890
                                                                        $600,077

INDUSTRIAL SERVICES --- 8.3%
      8,600 ABM Industries Inc                                           261,225
      8,700 ADVO Inc*                                                    171,825
     30,900 Acxiom Corp*                                                 780,225
     15,500 Advanced Tissue Sciences Inc*                                 77,500
     16,500 American Management Systems Inc*                             574,398
      8,850 Analysts International Corp                                  115,050
      9,600 Avid Technology Inc*                                         156,000
     14,700 Billing Information Concepts*                                181,913
     10,500 Bisys Group Inc*                                             532,875
      7,600 CDI Corp*                                                    201,871
     12,900 Cerner Corp*                                                 219,300
     21,200 Ciber Inc*                                                   400,150
      8,300 Computer Task Group Inc                                      154,588
      7,200 Dames & Moore Inc                                             84,600
      6,400 Dialogic Corp*                                               178,797
      5,700 Fair Isaac & Co Inc                                          193,800
     12,500 Filenet Corp*                                                107,025
     11,885 Hyperion Solutions Corp*                                     179,761
      5,900 Itron Inc*                                                    48,675
      7,900 Jack Henry & Associates Inc                                  260,700
      6,000 Lason Inc*                                                   237,372
     13,900 Mercury Interactive Corp*                                    391,799
     13,300 National Data Corp                                           613,463
     13,000 National Instruments Corp*                                   442,000
     10,300 Norrell Corp                                                 154,500
      9,200 Pharmaceutical Product Development Inc*                      267,950
     15,700 Platinum Software Corp*                                      111,863
      9,200 Prepaid Legal Services Inc*                                  262,200
      8,300 Primark Corp*                                                191,415
      6,700 Progress Software Corp*                                      152,425
     20,200 S3 Inc*                                                      145,177
      7,000 SEI Investments Cos                                          665,000
      6,800 Service Experts Inc*                                         110,072
      5,100 Stone & Webster Inc                                          111,879
     18,800 System Software Associates Inc*                               35,250
     16,300 Technology Solutions Co*                                     129,373
     11,800 Tetra Tech Inc*                                              285,407
     10,600 The Profit Recovery Group International Inc*                 386,900
     17,800 True North Communications Inc                                480,600
     10,700 United States Bioscience Inc*                                115,025
     10,300 Vantive Corp*                                                 82,400
      6,000 Volt Information Sciences Inc*                               105,000
      3,900 Wall Data Inc*                                                60,938
     20,200 Whittman Hart Inc*                                           578,225
                                                                     $10,996,511

INSURANCE --- 4.6%
     17,000 American Bankers Insurance Group Inc                         891,429
      6,800 Arthur J Gallagher & Co                                      323,000
      8,900 CMAC Investment Corp                                         408,288
     12,500 Capital RE Corp                                              244,525
      3,900 Compdent Corp*                                                55,088
      8,012 Delphi Financial Group Inc Class A*                          249,374
     14,700 Enhance Financial Services Group Inc                         304,099
      4,300 Executive Risk Inc                                           308,525
     11,312 Fidelity National Financial Inc                              206,444
     23,700 First American Financial Corp                                423,638
     27,600 Fremont General Corp                                         552,000
     14,550 Frontier Insurance Group Inc                                 200,965
      4,700 Hilb Rogal & Hamilton Co                                      87,538
     15,700 Mutual Risk Management Ltd                                   610,338
      7,200 NAC Re Corp                                                  392,400
     10,700 Orion Capital Corp                                           314,976
     11,100 Selective Insurance Group Inc                                215,063
      4,350 Trenwick Group Inc                                           121,800
      6,700 Zenith National Insurance Corp                               159,125
                                                                      $6,068,615

MFTG - CONSUMER PRODS. --- 9.3%
      5,600 Ashworth Inc*                                                 25,200
      9,000 Authentic Fitness Corp                                       155,250
      5,000 Bassett Furniture Industries Inc                             120,000
     14,500 Bowne & Company Inc                                          271,875
      7,100 Brown Group Inc                                              115,815
      7,000 Canandaigua Wine Co Inc Class B*                             360,500
      7,200 Catalina Marketing Corp*                                     615,146
     19,000 Champion Enterprises Inc*                                    352,678
     25,800 Chiquita Brands International Inc                            258,000
      3,400 Coca-Cola Bottling Co                                        187,000
     10,000 Cone Mills Corp*                                              60,620
      5,700 Consolidated Graphics Inc*                                   242,963
     14,100 Corn Products International Inc                              407,138
      6,200 Cyrk Inc*                                                     41,850
      9,500 Delta Woodside Industries Inc                                 64,714
     17,500 Dimon Inc                                                     76,563
     18,400 Dura Pharmaceuticals Inc*                                    220,800
     16,900 Earthgrains Co                                               358,060
     10,700 Ethan Allen Interiors Inc                                    542,351
      4,700 Galey & Lord Inc*                                             21,441
      6,200 Gibson Greetings Inc*                                         39,134
      9,000 Guilford Mills Inc                                            85,500
      9,500 Gymboree Corp*                                                98,563
      3,000 Haggar Corp                                                   32,625
     13,700 Hartmarx Corp*                                                65,075
      4,600 Huffy Corp                                                    61,235
      5,800 Innovex Inc                                                   80,475
     20,700 Interface Inc Class A                                        146,183
      3,500 J&J Snack Foods Corp*                                         76,125
     12,200 John H Harland Co                                            202,056
      4,300 Johnston Industries Inc*                                       6,450
     12,300 Just For Feet Inc*                                           155,288
     10,300 Justin Industries Inc                                        139,050
      4,200 K-Swiss Inc                                                  176,400
      6,500 K2 Inc                                                        66,216
      8,500 Kellwood Co                                                  218,875
     20,700 La-Z-Boy Inc                                                 407,521
     15,300 Linens 'N Things Inc*                                        699,975
      6,100 Lydall Inc*                                                   54,900
      6,300 Merrill Corp                                                  93,713
      8,300 Michael Foods Inc                                            189,863
      3,000 National Presto Industries Inc                               104,811
      7,100 Nature's Sunshine Products Inc                                75,878
      5,800 New England Business Service Inc                             158,410
     18,700 Oakwood Homes Corp                                           259,463
      7,100 Oshkosh B'Gosh Inc Class A                                   140,665
      3,200 Oxford Industries Inc                                         84,598
      9,700 ParExel International Corp*                                  233,401
     10,700 Phillips Van-Heusen Corp                                      93,625
      5,526 Pillowtex Corp                                                90,831
     10,700 Quicksilver Inc*                                             284,213
     12,300 Ralcorp Holdings Inc*                                        226,013
      6,200 Schweitzer-Mauduit International Inc                         102,684
     14,800 Smithfield Foods Inc*                                        349,650
      9,900 Sola International Inc*                                      147,263
     18,300 Stride Rite Corp                                             213,872
      3,200 Swiss Army Brands Inc*                                        27,600
      4,500 The Dixie Group Inc                                           39,938
      4,500 The Timberland Co Class A*                                   311,625
      8,200 Titan International Inc                                       81,483
      5,400 USA Detergents Inc*                                           36,450
      8,100 Universal Forest Products Inc                                161,239
     15,000 Valassis Communications Inc*                                 840,000
     16,200 Wolverine World Wide Inc                                     194,400
     15,100 World Color Press Inc*                                       385,986
                                                                     $12,237,284

MFTG - INDUSTRIAL PRODS --- 15.1%
      6,500 AT Cross Co Class A                                           41,438
     13,100 Alliance Pharmaceutical Corp*                                 32,750
     10,550 Alpharma Inc Class A                                         311,225
      3,600 Amcast Industrial Corp                                        60,300
     15,270 Applied Power Inc Class A                                    481,952
     14,200 Aptargroup Inc                                               397,600
      7,400 Astec Industries Inc*                                        286,750
     10,700 BMC Industries Inc                                            95,626
      7,700 Banctec Inc*                                                 125,125
      9,000 Barr Labs Inc*                                               270,558
      9,600 Belden Inc                                                   184,800
     20,500 Bio-Technology General Corp*                                 145,407
     11,800 Birmingham Steel Corp                                         72,275
     14,600 Blount International Inc Class A                             406,975
      6,400 Brush Wellman Inc                                             96,397
     14,000 Buckeye Technologies Inc*                                    203,000
      2,900 Butler Manufacturing Co                                       86,092
      4,900 C&D Technologies Inc                                         126,479
      9,600 COR Therapeutics Inc*                            112,195\      9,600
Cambrex Corp                                                 246,000
      9,800 Caraustar Industries Inc                                     249,900
     11,300 Cephalon Inc*                                                137,013
      3,700 Chemed Corp                                                  110,304
      7,400 Chemfirst Inc                                                176,675
      9,900 Clarcor Inc                                                  185,625
      6,400 Commonwealth Industries Inc                                   61,600
      8,700 Cygnus Inc*                                                   78,300
     14,500 Fedders Corp                                                  83,375
      7,400 Florida Rock Industries Inc                                  254,375
      5,700 Flow International Corp*                                      57,000
      6,300 Gardner Denver Machinery Inc*                                112,216
      8,900 Gerber Scientific Inc                                        167,427
      8,700 Global Industries Technologies Inc*                          114,727
      7,900 Graco Inc                                                    248,850
     12,000 Griffon Corp*                                                 87,744
      8,800 Helix Technology Corp                                        155,373
     15,200 IDEXX Laboratories Inc*                                      343,900
      6,500 IMCO Recycling Inc                                           110,500
      9,200 Immune Response Corp*                                        103,500
      3,400 Insteel Industries Inc                                        28,475
      4,808 Intermagnetics General Corp*                                  52,888
     10,100 Intermet Corp                                                148,975
      6,300 Ionics Inc*                                                  214,988
     17,400 JLG Industries Inc                                           279,479
      5,050 Kronos Inc*                                                  171,700
      9,200 Kulicke & Soffa Industries Inc*                              210,450
      4,800 LSB Industries Inc                                             8,400
      6,800 Libbey Inc                                                   204,422
      9,100 Lilly Industries Inc Class A                                 159,250
      5,125 Lindsay Manufacturing Co                                     109,224
     15,100 Liposome Company Inc*                                        188,750
      8,000 Lone Star Industries Inc                                     285,496
      9,900 MacDermid Inc                                                415,176
      6,300 Material Sciences Corp*                                       66,150
      5,600 Maxxim Medical Inc*                                           89,247
      4,000 McWhorter Technologies Inc*                                   59,248
      6,300 Micros Systems Inc*                                          185,850
     10,300 Mississippi Chemical Corp                                     93,988
      7,400 Molecular Biosystems Inc*                                     18,034
     14,100 Mueller Industries Inc*                                      444,150
      7,230 Myers Industries Inc                                         163,579
     27,000 NBTY Inc*                                                    136,674
      2,600 Nashua Corp*                                                  27,950
     15,400 Novellus Systems Inc*                                        727,650
      8,400 Noven Pharmaceuticals Inc*                                    44,100
      6,100 O'Sullivan Corp                                               54,900
      9,300 OM Group Inc                                                 338,288
     11,600 Organogenesis Inc*                                           132,669
     18,900 Paxar Corp*                                                  168,909
      3,000 Penford Corp                                                  39,186
      9,500 Photronics Inc*                                              227,402
      6,800 Plantronics Inc*                                             459,000
     10,100 Polaris Industries Inc                                       380,639
      5,300 Pope & Talbot Inc                                             54,654
      7,300 Protein Design Labs Inc*                                     112,690
      3,400 Quaker Chemical Corp                                          53,761
      5,700 Quanex Corp                                                  145,703
      8,100 RTI International Metals Inc*                                107,827
      3,600 RailTex Inc*                                                  49,050
      8,200 Regal-Beloit Corp                                            177,325
     12,200 Regeneron Pharmaceuticals Inc*                                80,825
      7,200 Reliance Steel & Aluminum Co                                 262,346
      4,620 Republic Group Inc                                            80,850
      4,300 Robbins & Myers Inc                                           92,717
     12,400 Roberts Pharmaceutical Corp*                                 210,800
     11,900 Roper Industries Inc                                         339,150
      8,700 Russ Berrie & Company Inc                                    236,527
      5,100 SPS Technologies Inc*                                        222,488
     21,500 Safeskin Corp*                                               209,625
      7,000 Scott Technologies Inc*                                      129,934
      7,200 Scotts Co Class A*                                           296,100
     10,850 Shorewood Packaging Corp*                                    214,288
     12,900 Silicon Valley Group Inc*                                    170,925
     11,400 SpeedFam - IPEC Inc*                                         131,100
      5,100 Standex International Corp                                   125,266
      4,400 Steel Technologies Inc                                        39,600
     10,600 Sturm Ruger Company Inc                                      112,625
      6,300 Telxon Corp                                                   63,000
      8,300 Texas Industries Inc                                         256,263
     10,200 The Manitowoc Company Inc                                    388,875
      5,800 Thomas Nelson Inc                                             58,725
      5,000 Toro Co                                                      174,060
     18,300 Tower Automotive Inc*                                        420,900
     14,500 Tredegar Industries Inc                                      386,962
      8,300 Ultratech Stepper Inc*                                       115,163
      9,900 Valmont Industries Inc                                       165,825
     10,000 Vertex Pharmaceuticals Inc*                                  211,250
      6,100 WD-40 Co                                                     163,175
      9,000 WH Brady Co Class A                                          232,875
      3,500 Walbro Corp*                                                  68,688
      4,400 Whittaker Corp*                                              105,600
      5,500 Wolverine Tube Inc*                                          138,875
      7,400 Wynn's International Inc                                     123,950
      9,500 Xircom Inc*                                                  213,750
                                                                     $19,900,746

MINING --- 0.8%
     10,650 AMCOL International Corp                                     130,463
      8,600 Coeur D'Alene Mines Co*                                       39,775
     12,100 Getchell Gold Corp*                                          412,913
     21,700 Helca Mining Co*                                              65,100
     13,350 Stillwater Mining Co*                                        377,965
                                                                      $1,026,216

OIL & GAS --- 2.9%
     11,600 Benton Oil & Gas Co*                                          48,569
      9,800 Cabot Oil & Gas Corp                                         171,500
     18,050 Cross Timbers Oil Co                                         197,413
     12,700 Devon Energy Corp                                            422,275
      7,300 HS Resources Inc*                                             77,563
     15,900 Newfield Exploration Co*                                     427,313
      8,900 Oceaneering International Inc*                               146,850
      6,600 Plains Resources Inc*                                        112,609
      8,300 Pool Energy Services Co*                                     148,877
     19,900 Pride International Inc*                                     232,571
      8,600 Remington Oil & Gas Corp*                                     34,400
      5,000 SEACOR SMIT Inc*                                             264,685
     40,000 Santa Fe Energy Resources Inc*                               360,000
      9,200 Seitel Inc*                                                  159,850
     13,100 Snyder Oil Corp                                              238,250
      4,200 St Mary Land & Exploration Co                                 80,850
      5,900 Stone Energy Corp*                                           200,228
     17,600 Tuboscope Vetco International Corp*                          239,800
     20,900 Vintage Petroleum Inc                                        224,675
                                                                      $3,788,278

OTHER TRANS. SERVICES --- 1.9%
     12,500 American Freightways Corp*                                   214,838
      7,700 Arkansas Best Corp*                                           69,777
     20,700 Brightpoint Inc*                                             127,429
      9,700 Expeditors International of Washington Inc                   588,063
     14,300 Fritz Companies Inc*                                         144,788
      6,700 Frozen Food Express Industries Inc                            43,758
     11,800 Heartland Express Inc*                                       164,457
      4,200 Landstar System Inc*                                         163,535
      4,800 MS Carriers Inc*                                             153,000
      5,800 Rural/Metro Corp*                                             47,125
     10,300 USFreightways Corp                                           386,250
     18,650 Werner Enterprises Inc                                       359,013
                                                                      $2,462,033

REAL ESTATE --- 0.1%
     17,800 Amresco Inc*                                                 115,700
                                                                        $115,700

RETAIL TRADE --- 8.3%
     10,100 AnnTaylor Stores Corp*                                       479,750
     11,800 Applebees International Inc                                  304,582
      4,800 Au Bon Pain Inc*                                              25,498
     14,700 Bombay Company Inc*                                           92,786
      7,100 Books-A-Million Inc*                                          63,013
      4,900 Builders Material Holding Corp*                               62,475
      7,100 CEC Entertainment Inc*                                       266,250
     20,446 CKE Restaurants Inc                                          334,803
     20,800 Casey's General Stores Inc                                   275,600
      9,900 Cash America International Inc                               126,225
     10,800 Cato Corp Class A                                            121,500
      7,800 Cheesecake Factory Inc*                                      218,400
     10,543 Consolidated Products Inc*                                   190,428
      2,600 Danmark International Inc*                                    26,650
      6,500 Discount Auto Parts Inc*                                     148,278
     13,200 Express Scripts Inc*                                         971,850
     15,000 Foodmaker Inc*                                               361,875
      9,600 Footstar Inc*                                                324,595
     13,100 Goody's Family Clothing Inc*                                 117,900
      5,000 Gottschalks Inc*                                              36,875
      7,800 Hancock Fabrics Inc                                           49,234
      4,000 IHOP Corp*                                                   183,000
      9,800 Insight Enterprises Inc*                                     264,600
      5,600 J Baker Inc                                                   33,247
     11,100 Jan Bell Marketing Inc*                                       33,988
      7,500 Jo-Ann Stores Inc Class A*                                   120,938
     11,900 Landry's Seafood Restaurants Inc*                             96,688
      6,800 Lechters Corp*                                                10,411
      3,500 Lillian Vernon Corp                                           51,625
      8,900 Luby's Cafeterias Inc                                        149,075
     11,200 Michaels Stores Inc*                                         253,400
     14,979 Midway Games Inc*                                            128,250
      9,600 O'Reilly Automotive Inc*                                     439,200
      8,000 Pacific Sunwear of California Inc*                           296,744
     38,375 Pier 1 Imports Inc                                           283,016
     13,000 Ruby Tuesday Inc                                             237,250
     15,800 Ryan's Family Steak Houses Inc*                              195,525
     10,300 Shopko Stores Inc*                                           353,414
      7,400 Sonic Corp*                                                  208,125
      6,500 St John Knits Inc                                            176,716
     17,900 Stein Mart Inc*                                              179,000
      9,000 TCBY Enterprises Inc                                          61,308
      6,300 TJ International Inc                                         174,825
      5,300 Taco Cabana Inc*                                              53,663
      8,900 The Dress Barn Inc*                                          130,163
     13,750 The Men's Wearhouse Inc*                                     376,406
     12,500 The Sports Authority Inc*                                     86,713
      8,800 Triarc Companies Inc Class A*                                174,346
     10,600 Whole Foods Market Inc*                                      413,400
     22,000 Williams-Sonoma Inc*                                         638,000
     14,200 Zale Corp*                                                   536,930
                                                                     $10,938,533

SECURITIES & COMMODITIES --- 0.7%
      9,200 Kulicke & Soffa Industries Inc*                              210,450
     22,300 Legg Mason Inc                                               777,713
                                                                        $988,163

TRANSPORTATION EQUIPMENT --- 2.8%
     10,800 AAR Corp                                                     205,200
      9,150 AO Smith Corp                                                231,038
     10,700 Arctic Cat Inc                                                92,288
      4,900 Aviation Sales Co*                                           196,000
      9,600 BE Aerospace Inc*                                            163,795
     14,500 Breed Technologies Inc*                                       78,837
      6,500 Coachmen Industries Inc                                      122,688
     28,400 Gentex Corp*                                                 853,761
      8,200 Kirby Corp*                                                  155,800
     18,200 Mascotech Inc                                                316,225
     14,500 Orbital Sciences Corp*                                       305,399
      7,300 Simpson Industries Inc                                        74,825
      3,500 Skyline Corp                                                 102,592
      5,000 Spartan Motors Inc                                            27,500
      5,100 Standard Motor Products Inc                                  118,575
      6,300 Standard Products Co                                         113,400
      4,750 Thor Industries Inc                                          143,688
      9,000 Wabash National Corp                                         141,183
      8,700 Winnebago Industries Inc                                     124,514
     10,100 Yellow Corp*                                                 179,275
                                                                      $3,746,583

WATER --- 0.7%
      3,500 American States Water Co                                      89,030
      4,400 Aquarion Co                                                  114,123
     11,350 Halter Marine Group Inc*                                      68,804
     15,968 Philadelphia Suburban Corp                                   360,270
     14,800 United Water Resources Inc                                   308,018
                                                                        $940,245

WHOLESALE TRADE - INDL --- 1.4%
      5,500 AM Castle & Co                                                81,125
      8,500 Applied Industrial Technology Inc                            126,438
     12,600 Barrett Resources Corp*                                      382,725
      3,720 Bell Industries Inc*                                          39,990
      8,700 Bindley Western Industries Inc                               268,613
      4,200 Lawson Products Inc                                           95,025
      8,100 MicroAge Inc*                                                 42,525
     14,900 Nautica Enterprises Inc*                                     202,074
     13,150 Patterson Dental Co*                                         474,215
     10,400 Pioneer Standard Electronics Inc                              87,100
      8,300 TBC Corp*                                                     64,325
                                                                      $1,864,155

WHOLESALE TRADE -CONSUMER --- 1.4%
      7,800 Barnes Group Inc                                             164,284
      5,700 Commercial Metals Co                                         134,303
     15,100 Fleming Companies Inc                                        132,125
      9,600 Hughes Supply Inc                                            223,200
      9,300 Kaman Corp Class A                                           122,063
     11,000 Kent Electronics Corp*                                       102,432
      4,400 Nash Finch Co                                                 41,800
     12,800 Owens & Minor Inc                                            126,400
     18,800 Richfood Holdings Inc                                        235,000
      4,600 Simpson Manufacturing Company Inc*                           212,750
      4,300 Syncor International Corp*                                   122,550
     11,100 Watsco Inc                                                   217,838
                                                                      $1,834,745

TOTAL COMMON STOCK --- 97.5%                                        $128,547,008
(Cost $127,689,960)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.1%
  2,765,000 Associates Corporation of North America                    2,764,246
                                                                      $2,764,246

U.S. GOVERNMENTS --- 0.4%
    500,000 United States of America (1)                                 501,431
                                                                        $501,431

TOTAL SHORT-TERM INVESTMENTS --- 2.5%                                 $3,265,677
(Cost $3,265,677)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                             $131,812,685
(Cost $130,955,637)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

CONSUMER SERVICES --- 4.6%
    150,000 United Parcel Service                                        149,471
                                                                        $149,471

CREDIT INSTITUTIONS --- 13.6%
    150,000 American Express Co                                          149,598
    150,000 Associates Corporation of North America                      147,734
    150,000 Ford Motor Credit Co                                         148,108
                                                                        $445,440

ELECTRIC --- 9.1%
    150,000 Duke Power Co                                                149,189
    150,000 Southern California Edison Co                                149,738
                                                                        $298,927

ELECTRONICS - HIGH TECH --- 18.2%
    150,000 Emerson Electric Co                                          149,740
    150,000 General Electric Co                                          149,341
    150,000 Sharp Electronics Corp                                       149,168
    150,000 Xerox Corp                                                   149,262
                                                                        $597,511

FINANCIAL SERVICES --- 13.7%
    150,000 Ciesco LP                                                    149,960
    150,000 Household Finance Corp                                       149,617
    150,000 KFW International Finance                                    148,566
                                                                        $448,143

HOLDING & INVEST. OFFICES --- 4.5%
    150,000 American General Finance Corp                                148,340
                                                                        $148,340

INSURANCE --- 4.6%
    150,000 Metlife Funding Inc                                          149,920
                                                                        $149,920

MFTG - CONSUMER PRODS. --- 13.6%
    150,000 General Mills Inc                                            149,880
    150,000 Hasbro Inc                                                   148,546
    150,000 McGraw-Hill Companies Inc                                    149,058
                                                                        $447,484

MFTG - INDUSTRIAL PRODS --- 4.6%
    150,000 EI DuPont De Nemours & Co                                    149,940
                                                                        $149,940

OIL & GAS --- 4.5%
    150,000 Chevron USA Inc                                              149,263
                                                                        $149,263

SECURITIES & COMMODITIES --- 9.0%
    150,000 Merrill Lynch & Co Inc                                       148,206
    150,000 Morgan Stanley Group                                         148,410
                                                                        $296,616

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $3,281,055
(Cost $3,281,055)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $3,281,055
(Cost $3,281,055)


The Orchard Series Fund

Orchard Preferred Stock Fund

PREFERRED STOCK

AGENCY --- 4.1%
      4,000 Federal Home Loan Mortgage Corp                              198,000
                                                                        $198,000

CREDIT INSTITUTIONS --- 15.9%
      7,400 Bankers Trust New York Corp                                  195,634
      7,300 Household International Inc                                  204,400
      3,500 JP Morgan & Co Inc                                           188,125
      6,800 MBNA Corp                                                    186,150
                                                                        $774,309

ELECTRIC --- 4.0%
      1,700 Peco Energy Co                                               194,225
                                                                        $194,225

ELECTRONICS - HIGH TECH --- 3.7%
      6,700 International Business Machines Corp                         181,738
                                                                        $181,738

HOLDING & INVEST. OFFICES --- 4.0%
      7,500 Republic New York Corp                                       196,875
                                                                        $196,875

INSURANCE --- 3.1%
      3,100 Citigroup Inc                                                153,450
                                                                        $153,450

OIL & GAS --- 7.7%
      2,000 Anadarko Petroleum Corp                                      184,250
      2,000 Apache Corp                                                  191,000
                                                                        $375,250

SECURITIES & COMMODITIES --- 10.8%
      3,500 Donaldson, Lufkin & Jenrette Inc                             171,938
      5,300 Merrill Lynch & Co Inc                                       165,291
      3,500 Morgan Stanley Group                                         187,250
                                                                        $524,479

TRANSPORTATION EQUIPMENT --- 3.8%
      6,500 Ford Motor Co                                                185,250
                                                                        $185,250

TOTAL PREFERRED STOCK --- 57.1%                                       $2,783,576
(Cost $2,778,511)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 12.3%
    200,000 Ford Motor Credit Co                                         199,866
    200,000 General Electric Capital Corp                                199,356
    200,000 TransAmerica Financial Corp                                  199,520
                                                                        $598,742

FINANCIAL SERVICES --- 8.2%
    200,000 Ciesco LP                                                    199,464
    200,000 Household Finance Corp                                       199,919
                                                                        $399,383

HOLDING & INVEST. OFFICES --- 4.1%
    200,000 American General Finance Corp                                199,894
                                                                        $199,894

INSURANCE --- 4.1%
    200,000 Metlife Funding Inc                                          199,839
                                                                        $199,839

MFTG - CONSUMER PRODS. --- 7.1%
    150,000 General Mills Inc                                            149,880
    200,000 McGraw-Hill Companies Inc                                    197,615
                                                                        $347,495

MFTG - INDUSTRIAL PRODS --- 4.1%
    200,000 EI DuPont De Nemours & Co                                    199,304
                                                                        $199,304

SECURITIES & COMMODITIES --- 3.0%
    150,000 Merrill Lynch & Co Inc                                       148,267
                                                                        $148,267

TOTAL SHORT-TERM INVESTMENTS --- 42.9%                                $2,092,924
(Cost $2,092,925)

TOTAL ORCHARD PREFERRED STOCK FUND --- 100.0%                         $4,876,500
(Cost $4,871,436)


The Orchard Series Fund

Orchard Value Fund

COMMON STOCK

AGRICULTURE --- 1.5%
        980 Dole Food Company Inc                                         31,115
                                                                         $31,115

AIR --- 2.7%
        900 Delta Air Lines Inc                                           57,093
                                                                         $57,093

COMMUNICATIONS --- 2.2%
        915 AT&T Corp                                                     46,208
                                                                         $46,208

CONSTRUCTION --- 2.0%
      1,730 Kaufman & Broad Home Corp                                     42,060
                                                                         $42,060

CONSUMER SERVICES --- 9.2%
      4,750 Food Lion Inc                                                 48,688
      2,050 Healthsouth Corp*                                             27,546
      2,100 Humana Inc*                                                   28,613
      1,545 Patriot American Hospitality                                   7,821
        960 Starwood Hotels & Resorts Worldwide Inc                       35,220
        850 United Healthcare Corp                                        47,706
                                                                        $195,594

CREDIT INSTITUTIONS --- 7.5%
      1,205 Associates First Capital Corp                                 53,396
      1,195 Household International Inc                                   60,123
      1,125 Washington Mutual Inc                                         46,266
                                                                        $159,785

ELECTRIC --- 7.6%
      1,285 Allegheny Energy Inc                                          43,770
        750 Duke Power Co                                                 42,000
        555 FPL Group Inc                                                 31,288
      1,655 Southern Co                                                   44,788
                                                                        $161,846

ELECTRONICS - HIGH TECH --- 8.6%
      1,140 Adobe Systems Inc                                             72,248
        910 Emerson Electric Co                                           58,695
        650 Motorola Inc                                                  52,081
                                                                        $183,024

HOLDING & INVEST. OFFICES --- 7.4%
        900 Bank One Corp                                                 53,100
        940 Finova Group Inc                                              45,413
        690 Liberty Property Trust                                        16,646
      3,170 Sovereign Bancorp Inc                                         43,191
                                                                        $158,350

INDUSTRIAL SERVICES --- 5.1%
      1,375 Computer Associates International Inc                         58,695
      1,420 Deluxe Corp                                                   49,168
                                                                        $107,863

INSURANCE --- 10.7%
      1,395 Allstate Corp                                                 50,743
        700 Cigna Corp                                                    61,031
        935 Hartford Financial Services Group Inc                         55,106
        800 Marsh & McLennan Companies Inc                                61,250
                                                                        $228,130

MFTG - CONSUMER PRODS. --- 2.4%
        730 Tommy Hilfiger Corp*                                          51,009
                                                                         $51,009

MFTG - INDUSTRIAL PRODS --- 7.5%
        295 Armstrong World Industries Inc                                16,151
        995 Ingersoll-Rand Co                                             68,841
      1,550 Mead Corp                                                     64,809
        220 The BF Goodrich Co                                             8,745
                                                                        $158,546

MINING --- 2.6%
      2,715 Barrick Gold Corp                                             54,639
                                                                         $54,639

OIL & GAS --- 11.7%
        600 Chevron Corp                                                  59,850
      2,635 Occidental Petroleum Corp                                     53,193
        915 Texaco Inc                                                    57,416
        450 Ultramar Diamond Shamrock Corp                                10,378
      1,000 UnoCal Corp                                                   41,562
      1,180 Valero Energy Corp                                            26,328
                                                                        $248,727

RAILROADS --- 2.8%
        990 Union Pacific Corp                                            59,400
                                                                         $59,400

REAL ESTATE --- 1.2%
      1,030 Highwood Properties Inc                                       26,523
                                                                         $26,523

RETAIL TRADE --- 1.6%
      1,250 Dillards Inc Class A                                          34,609
                                                                         $34,609

TELEPHONE --- 2.6%
        835 GTE Corp                                                      55,892
                                                                         $55,892

TRANSPORTATION EQUIPMENT --- 3.1%
      1,125 Allied-Signal Inc                                             66,090
                                                                         $66,090

TOTAL COMMON STOCK --- 100.0%                                         $2,126,503
(Cost $2,096,834)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $2,126,503
(Cost $2,096,834)